UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

This report on Form N-CSR relates solely to the Registrant's Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio and Value Strategies Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Aggressive Growth Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 850.80	$ 4.14
Hypothetical A	$ 1,000.00	$ 1,020.39	$ 4.52
Service Class
Actual	$ 1,000.00	$ 850.10	$ 4.60
Hypothetical A	$ 1,000.00	$ 1,019.89	$ 5.02
Service Class 2
Actual	$ 1,000.00	$ 850.30	$ 5.29
Hypothetical A	$ 1,000.00	$ 1,019.14	$ 5.77
Investor Class
Actual	$ 1,000.00	$ 850.20	$ 4.55
HypotheticalA	$ 1,000.00	$ 1,019.94	$ 4.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.90%
Service Class	1.00%
Service Class 2	1.15%
Investor Class	.99%**

** If changes to voluntary expense limitations, effective February 1, 2008 had been in effect during the entire period, the annualized expense ratio would have been .98% and the expenses paid in the actual and hypothetical examples above would have been $4.51 and $4.92, respectively.

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
NuVasive, Inc.	6.2	3.7
St. Jude Medical, Inc.	5.8	7.5
ArthroCare Corp.	3.7	2.6
Alnylam Pharmaceuticals, Inc.	3.5	2.6
Omniture, Inc.	3.4	2.2
Peabody Energy Corp.	2.8	1.1
CONSOL Energy, Inc.	2.5	1.3
National Oilwell Varco, Inc.	2.2	0.0
Weatherford International Ltd.	2.2	0.0
Cyberonics, Inc.	2.1	1.0
	34.4
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	32.3	33.3
Information Technology	17.2	21.6
Energy	16.9	13.1
Industrials	14.3	8.0
Materials	10.2	1.5
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 99.6%		Stocks 98.5%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	17.1%	** Foreign investments	18.0%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 2.1%
Specialty Retail - 0.9%
Zumiez, Inc. (a)	14,485	$ 240,161
Textiles, Apparel & Luxury Goods - 1.2%
Polo Ralph Lauren Corp. Class A	5,290	332,106
TOTAL CONSUMER DISCRETIONARY		572,267
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
X5 Retail Group NV GDR (Reg. S) (a)	4,055	136,654
ENERGY - 16.9%
Energy Equipment & Services - 8.2%
FMC Technologies, Inc. (a)	4,000	307,720
IHS, Inc. Class A (a)	4,827	335,959
National Oilwell Varco, Inc. (a)	6,800	603,296
Oceaneering International, Inc. (a)	3,700	285,085
Petroleum Geo-Services ASA	5,150	126,108
Weatherford International Ltd. (a)	12,120	601,031
		2,259,199
Oil, Gas & Consumable Fuels - 8.7%
Chesapeake Energy Corp.	5,300	349,588
CONSOL Energy, Inc.	6,067	681,749
Denbury Resources, Inc. (a)	4,658	170,017
Peabody Energy Corp.	8,700	766,035
Petrobank Energy & Resources Ltd. (a)	2,780	145,089
Range Resources Corp.	4,150	271,991
		2,384,469
TOTAL ENERGY		4,643,668
FINANCIALS - 6.1%
Diversified Financial Services - 4.0%
Bovespa Holding SA	17,800	238,880
Heckmann Corp. (a)	31,400	281,344
JSE Ltd.	33,197	231,029
MarketAxess Holdings, Inc. (a)	11,808	89,268
MSCI, Inc. Class A	7,425	269,453
		1,109,974
Real Estate Management & Development - 2.1%
Indiabulls Properties Investment Trust	194,000	126,909
Indiabulls Real Estate Ltd.	70,523	447,648
		574,557
TOTAL FINANCIALS		1,684,531
HEALTH CARE - 32.3%
Biotechnology - 5.8%
Alnylam Pharmaceuticals, Inc. (a)	35,908	959,821
CytRx Corp.	15,091	9,809
Isis Pharmaceuticals, Inc. (a)	29,640	403,993

	Shares	Value
Myriad Genetics, Inc. (a)	3,100	$ 141,112
RXi Pharmaceuticals Corp.	4,956	39,648
RXi Pharmaceuticals Corp. (b)	6,378	45,922
		1,600,305
Health Care Equipment & Supplies - 21.0%
ArthroCare Corp. (a)	24,552	1,001,967
Conceptus, Inc. (a)	15,690	290,108
Cyberonics, Inc. (a)	27,128	588,678
Masimo Corp.	8,200	281,670
NuVasive, Inc. (a)	38,381	1,714,097
St. Jude Medical, Inc. (a)	38,684	1,581,402
TranS1, Inc.	20,102	302,937
		5,760,859
Health Care Providers & Services - 1.7%
athenahealth, Inc.	6,051	186,129
Express Scripts, Inc. (a)	4,247	266,372
		452,501
Health Care Technology - 1.2%
MedAssets, Inc.	18,382	313,413
Life Sciences Tools & Services - 2.6%
AMAG Pharmaceuticals, Inc.	12,978	442,550
QIAGEN NV (a)	13,900	279,807
		722,357
TOTAL HEALTH CARE		8,849,435
INDUSTRIALS - 14.3%
Air Freight & Logistics - 1.1%
UTI Worldwide, Inc.	14,800	295,260
Commercial Services & Supplies - 3.1%
CoStar Group, Inc. (a)	5,727	254,565
EnergySolutions, Inc.	6,800	151,980
Stericycle, Inc. (a)	8,600	444,620
		851,165
Construction & Engineering - 1.7%
Quanta Services, Inc. (a)	13,928	463,385
Electrical Equipment - 0.3%
Ocean Power Technologies, Inc. (a)	9,370	84,330
Industrial Conglomerates - 1.9%
McDermott International, Inc. (a)	8,600	532,254
Machinery - 2.1%
Flowserve Corp.	4,200	574,140
Marine - 1.0%
Ultrapetrol (Bahamas) Ltd. (a)	21,140	266,575
Road & Rail - 3.1%
Landstar System, Inc.	10,213	563,962
Union Pacific Corp.	3,700	279,350
		843,312
TOTAL INDUSTRIALS		3,910,421
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.5%
Infinera Corp.	8,200	$ 72,324
QUALCOMM, Inc.	8,600	381,582
Research In Motion Ltd. (a)	2,000	233,800
		687,706
Internet Software & Services - 3.4%
Omniture, Inc. (a)	50,171	931,675
IT Services - 2.5%
MasterCard, Inc. Class A	1,500	398,280
Visa, Inc.	3,512	285,561
		683,841
Semiconductors & Semiconductor Equipment - 5.7%
Cavium Networks, Inc.	18,000	378,000
Hittite Microwave Corp. (a)	6,876	244,923
KLA-Tencor Corp.	6,500	264,615
NVIDIA Corp. (a)	20,309	380,184
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	25,500	278,205
		1,545,927
Software - 3.1%
Activision, Inc. (a)	9,100	310,037
Autonomy Corp. PLC (a)	16,758	300,399
Concur Technologies, Inc. (a)	7,457	247,796
		858,232
TOTAL INFORMATION TECHNOLOGY		4,707,381
MATERIALS - 10.2%
Metals & Mining - 10.2%
Aquarius Platinum Ltd. (Australia)	17,386	278,703

	Shares	Value
Central African Mining & Exploration Co. PLC (a)	136,544	$ 150,339
Century Aluminum Co. (a)	4,210	279,923
Freeport-McMoRan Copper & Gold, Inc. Class B	4,400	515,636
Nucor Corp.	3,741	279,340
Silver Wheaton Corp. (a)	19,600	288,419
Steel Dynamics, Inc.	8,300	324,281
Timminco Ltd. (a)	12,700	341,001
United States Steel Corp.	1,800	332,604
		2,790,246
TOTAL COMMON STOCKS (Cost $26,583,290)		27,294,603
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $26,583,290)		27,294,603
NET OTHER ASSETS - 0.4%		101,096
NET ASSETS - 100%		$ 27,395,699
Legend
(a) Non-income producing

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,922 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
RXi Pharmaceuticals Corp.	6/24/08	$ 51,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,120
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 27,294,603	$ 26,671,835	$ 622,768	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.9%
Canada	3.6%
Panama	1.9%
United Kingdom	1.7%
India	1.6%
Netherlands	1.5%
British Virgin Islands	1.1%
Bermuda	1.0%
Taiwan	1.0%
Bahamas (Nassau)	1.0%
Others (individually less than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $26,583,290)		$ 27,294,603
Foreign currency held at value (cost $12)		12
Receivable for investments sold		315,880
Receivable for fund shares sold		9,024
Dividends receivable		6,453
Distributions receivable from Fidelity Central Funds		397
Prepaid expenses		61
Receivable from investment adviser for expense reductions		1,815
Other receivables		1,307
Total assets		27,629,552

Liabilities
Payable to custodian bank	$ 141,109
Payable for investments purchased	40,513
Payable for fund shares redeemed	1,143
Accrued management fee	15,140
Distribution fees payable	2,446
Other affiliated payables	3,141
Other payables and accrued expenses	30,361
Total liabilities		233,853

Net Assets		$ 27,395,699
Net Assets consist of:
Paid in capital		$ 31,476,945
Accumulated net investment loss		(113,414)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,679,309)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		711,477
Net Assets		$ 27,395,699

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($8,973,931 ÷ 1,046,610 shares)	$ 8.57

Service Class: Net Asset Value, offering price and redemption price per share ($1,048,146 ÷ 122,135 shares)	$ 8.58

Service Class 2: Net Asset Value, offering price and redemption price per share ($10,352,077 ÷ 1,229,619 shares)	$ 8.42

Investor Class: Net Asset Value, offering price and redemption price per share ($7,021,545 ÷ 822,687 shares)	$ 8.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 39,451
Interest		496
Income from Fidelity Central Funds		5,120
Total income		45,067

Expenses
Management fee	$ 96,215
Transfer agent fees	17,684
Distribution fees	14,878
Accounting fees and expenses	6,169
Custodian fees and expenses	15,454
Independent trustees' compensation	72
Audit	22,133
Legal	63
Miscellaneous	2,822
Total expenses before reductions	175,490
Expense reductions	(17,009)	158,481
Net investment income (loss)		(113,414)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,846)	(4,377,967)
Foreign currency transactions	(1,639)
Total net realized gain (loss)		(4,379,606)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $85,295)	(1,541,333)
Assets and liabilities in foreign currencies	(3,912)
Total change in net unrealized appreciation (depreciation)		(1,545,245)
Net gain (loss)		(5,924,851)
Net increase (decrease) in net assets resulting from operations		$ (6,038,265)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (113,414)	$ (180,502)
Net realized gain (loss)	(4,379,606)	3,721,438
Change in net unrealized appreciation (depreciation)	(1,545,245)	141,957
Net increase (decrease) in net assets resulting from operations	(6,038,265)	3,682,893
Distributions to shareholders from net realized gain	(57,864)	(3,597,488)
Share transactions - net increase (decrease)	(7,504,871)	18,902,892
Total increase (decrease) in net assets	(13,601,000)	18,988,297

Net Assets
Beginning of period	40,996,699	22,008,402
End of period (including accumulated net investment loss of $113,414 and $0, respectively)	$ 27,395,699	$ 40,996,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.44	$ 9.15	$ 8.71	$ 7.90	$ 6.05
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	(.02) H	(.02) I	(.04)	(.04)
Net realized and unrealized gain (loss)	(1.47)	1.70	.80	.73	.85	1.89
Total from investment operations	(1.50)	1.65	.78	.71	.81	1.85
Distributions from net realized gain	(.02)	(1.00)	(.49)	(.27)	-	-
Net asset value, end of period	$ 8.57	$ 10.09	$ 9.44	$ 9.15	$ 8.71	$ 7.90
Total Return B, C, D	(14.92)%	17.52%	8.53%	8.11%	10.25%	30.58%
Ratios to Average Net Assets F, J
Expenses before reductions	1.00% A	1.07%	1.21%	1.28%	1.64%	2.87%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	1.00%	1.26%
Expenses net of all reductions	89% A	.89%	.89%	.82%	.96%	1.20%
Net investment income (loss)	(.60)% A	(.46)%	(.18)% H	(.21)% I	(.53)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,974	$ 16,005	$ 6,434	$ 6,168	$ 1,031	$ 907
Portfolio turnover rate G	233% A	190%	200%	242%	91%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. IInvestment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.45	$ 9.16	$ 8.73	$ 7.92	$ 6.07
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.03) H	(.03) I	(.05)	(.05)
Net realized and unrealized gain (loss)	(1.48)	1.71	.80	.73	.86	1.90
Total from investment operations	(1.51)	1.65	.77	.70	.81	1.85
Distributions from net realized gain	(.02)	(.99)	(.48)	(.27)	-	-
Net asset value, end of period	$ 8.58	$ 10.11	$ 9.45	$ 9.16	$ 8.73	$ 7.92
Total Return B, C, D	(14.99)%	17.51%	8.42%	7.98%	10.23%	30.48%
Ratios to Average Net Assets F, J
Expenses before reductions	1.07% A	1.14%	1.27%	1.44%	1.74%	2.94%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.10%	1.36%
Expenses net of all reductions	.99% A	.99%	.99%	.93%	1.07%	1.30%
Net investment income (loss)	(.70)% A	(.56)%	(.28)% H	(.32)% I	(.63)%	(.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,048	$ 1,297	$ 1,106	$ 1,135	$ 1,059	$ 1,026
Portfolio turnover rate G	233% A	190%	200%	242%	91%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. IInvestment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.29	$ 9.01	$ 8.61	$ 7.83	$ 6.01
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.04) H	(.04) I	(.06)	(.06)
Net realized and unrealized gain (loss)	(1.44)	1.67	.79	.71	.84	1.88
Total from investment operations	(1.48)	1.60	.75	.67	.78	1.82
Distributions from net realized gain	(.02)	(.97)	(.47)	(.27)	-	-
Net asset value, end of period	$ 8.42	$ 9.92	$ 9.29	$ 9.01	$ 8.61	$ 7.83
Total Return B, C, D	(14.97)%	17.32%	8.29%	7.74%	9.96%	30.28%
Ratios to Average Net Assets F, J
Expenses before reductions	1.23% A	1.30%	1.44%	1.60%	1.92%	3.14%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.16%	1.25%	1.51%
Expenses net of all reductions	1.14% A	1.14%	1.14%	1.08%	1.21%	1.45%
Net investment income (loss)	(.85)% A	(.72)%	(.43)% H	(.47)% I	(.78)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,352	$ 13,622	$ 10,692	$ 10,222	$ 9,113	$ 6,873
Portfolio turnover rate G	233% A	190%	200%	242%	91%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.68)%. IInvestment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 9.41	$ 9.13	$ 8.95
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.03) H	(.01) I
Net realized and unrealized gain (loss)	(1.47)	1.70	.80	.46
Total from investment operations	(1.50)	1.63	.77	.45
Distributions from net realized gain	(.02)	(.99)	(.49)	(.27)
Net asset value, end of period	$ 8.53	$ 10.05	$ 9.41	$ 9.13
Total Return B, C, D	(14.98)%	17.40%	8.44%	4.99%
Ratios to Average Net Assets F, K
Expenses before reductions	1.09% A	1.17%	1.35%	1.25% A
Expenses net of fee waivers, if any	.99% A	1.05%	1.05%	1.05% A
Expenses net of all reductions	.97% A	1.04%	1.04%	.97% A
Net investment income (loss)	(.68)% A	(.61)%	(.33)% H	(.36)% A, I
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,022	$ 10,073	$ 3,776	$ 1,395
Portfolio turnover rate G	233% A	190%	200%	242%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. IInvestment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. JFor the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Aggressive Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's Investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,441,440
Unrealized depreciation	(2,965,051)
Net unrealized appreciation (depreciation)	$ 476,389
Cost for federal income tax purposes	$ 26,818,214

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,809,422 and $43,887,575, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 562
Service Class 2	14,316
$ 14,878

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 5,746
Service Class	398
Service Class 2	4,028
Investor Class	7,512
$ 17,684

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,611 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $36 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	.90%	$ 5,565
Service Class	1.00%	402
Service Class 2	1.15%	4,035
Investor Class	1.05% -*.98%	4,177
		$ 14,179

* Expense limitation in effect at period end.

Effective February 1, 2008, the expense limitation changed to .98% for Investor Class.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,830 the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 73% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $3,263, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net realized gain
Initial Class	$ 21,907	$ 1,389,227
Service Class	1,938	115,897
Service Class 2	20,362	1,223,056
Investor Class	13,657	869,308
Total	$ 57,864	$ 3,597,488

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	156,352	1,281,450	$ 1,380,271	$ 14,038,655
Reinvestment of distributions	2,530	137,458	21,907	1,389,227
Shares redeemed	(698,212)	(514,797)	(6,076,161)	(5,429,469)
Net increase (decrease)	(539,330)	904,111	$ (4,673,983)	$ 9,998,413
Service Class
Shares sold	2,350	5,698	$ 21,284	$ 62,630
Reinvestment of distributions	224	11,475	1,938	115,897
Shares redeemed	(8,791)	(5,839)	(76,678)	(61,644)
Net increase (decrease)	(6,217)	11,334	$ (53,456)	$ 116,883
Service Class 2
Shares sold	99,352	229,593	$ 849,055	$ 2,406,736
Reinvestment of distributions	2,393	123,255	20,362	1,223,056
Shares redeemed	(245,053)	(130,696)	(2,087,534)	(1,344,757)
Net increase (decrease)	(143,308)	222,152	$ (1,218,117)	$ 2,285,035
Investor Class
Shares sold	181,798	891,974	$ 1,588,886	$ 9,653,268
Reinvestment of distributions	1,584	86,351	13,657	869,308
Shares redeemed	(362,936)	(377,502)	(3,161,858)	(4,020,015)
Net increase (decrease)	(179,554)	600,823	$ (1,559,315)	$ 6,502,561

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	480,138,920.96	96.024
Withheld	19,882,478.12	3.976
TOTAL	500,021,399.08	100.000
Dennis J. Dirks
Affirmative	480,832,679.07	96.162
Withheld	19,188,720.01	3.838
TOTAL	500,021,399.08	100.000
Edward C. Johnson 3d
Affirmative	479,672,501.64	95.930
Withheld	20,348,897.44	4.070
TOTAL	500,021,399.08	100.000
Alan J. Lacy
Affirmative	480,855,085.66	96.167
Withheld	19,166,313.42	3.833
TOTAL	500,021,399.08	100.000
Ned C. Lautenbach
Affirmative	480,466,203.36	96.089
Withheld	19,555,195.72	3.911
TOTAL	500,021,399.08	100.000
Joseph Mauriello
Affirmative	480,901,405.05	96.176
Withheld	19,119,994.03	3.824
TOTAL	500,021,399.08	100.000
Cornelia M. Small
Affirmative	480,874,313.41	96.171
Withheld	19,147,085.67	3.829
TOTAL	500,021,399.08	100.000
William S. Stavropoulos
Affirmative	479,991,012.37	95.994
Withheld	20,030,386.71	4.006
TOTAL	500,021,399.08	100.000
David M. Thomas
Affirmative	480,965,859.46	96.189
Withheld	19,055,539.62	3.811
TOTAL	500,021,399.08	100.000
Michael E. Wiley
Affirmative	480,787,761.45	96.153
Withheld	19,233,637.63	3.847
TOTAL	500,021,399.08	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	414,160,662.88	82.829
Against	56,091,624.37	11.217
Abstain	29,769,111.83	5.954
TOTAL	500,021,399.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-SANN-0808
1.761771.107

Fidelity® Variable Insurance Products:
Balanced Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	16	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	20	Notes to the financial statements.
Proxy Voting Results	26

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 936.00	$ 2.65
Hypothetical A	$ 1,000.00	$ 1,022.13	$ 2.77
Service Class
Actual	$ 1,000.00	$ 935.70	$ 3.22
Hypothetical A	$ 1,000.00	$ 1,021.53	$ 3.37
Service Class 2
Actual	$ 1,000.00	$ 934.60	$ 3.90
Hypothetical A	$ 1,000.00	$ 1,020.84	$ 4.07
Investor Class
Actual	$ 1,000.00	$ 935.70	$ 3.08
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.55%
Service Class	.67%
Service Class 2.81%
Investor Class	.64%

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	3.2	3.0
AT&T, Inc.	1.5	1.4
Valero Energy Corp.	1.1	1.4
NRG Energy, Inc.	0.9	0.7
American International Group, Inc.	0.8	0.9
	7.5
Top Five Bond Issuers as of June 30, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	8.3	8.7
U.S. Treasury Obligations	3.7	7.1
Freddie Mac	2.1	2.6
JPMorgan Chase & Co.	1.0	0.3
Government National Mortgage Association	0.3	0.5
	15.4
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	14.2	11.1
Financials	13.7	16.5
Information Technology	8.8	9.5
Industrials	8.3	8.7
Consumer Discretionary	6.2	5.2
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 63.9%		Stocks 64.2%
	Bonds 27.1%		Bonds 35.8%
	Short-Term Investments and Net Other Assets 8.9%		Short-Term Investments and Net Other Assets 0.0%
	Other Investments 0.1%		Other Investments 0.0%
* Foreign investments	8.8%	** Foreign investments	10.8%

Percentages are adjusted for the effect of futures and swaps, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.2%
	Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.2%
ArvinMeritor, Inc.	10,400	$ 129,792
Gentex Corp.	17,800	257,032
Johnson Controls, Inc.	39,800	1,141,464
The Goodyear Tire & Rubber Co. (a)	16,200	288,846
TRW Automotive Holdings Corp. (a)	4,900	90,503
		1,907,637
Automobiles - 0.2%
Bajaj Auto Ltd.	8,151	85,507
Daimler AG	12,000	740,040
Fiat SpA	45,300	737,486
Harley-Davidson, Inc.	8,450	306,397
Renault SA	9,200	748,755
Winnebago Industries, Inc.	13,300	135,527
		2,753,712
Diversified Consumer Services - 0.5%
Carriage Services, Inc. Class A (a)	24,247	160,030
H&R Block, Inc.	41,400	885,960
Hillenbrand, Inc.	85,162	1,822,467
Navitas Ltd.	67,777	135,811
Princeton Review, Inc. (a)	30,100	203,476
Regis Corp.	45,866	1,208,569
Service Corp. International	94,000	926,840
Stewart Enterprises, Inc. Class A	124,858	898,978
Universal Technical Institute, Inc. (a)(d)	4,400	54,824
		6,296,955
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	47,700	901,530
Darden Restaurants, Inc.	10,800	344,952
DineEquity, Inc. (d)	22,002	821,995
McCormick & Schmick's Seafood Restaurants (a)	12,503	120,529
McDonald's Corp.	76,900	4,323,318
Ruth's Chris Steak House, Inc. (a)	35,000	181,300
Vail Resorts, Inc. (a)	15,700	672,431
WMS Industries, Inc. (a)(d)	15,950	474,832
		7,840,887
Household Durables - 0.4%
Beazer Homes USA, Inc. (d)	34,831	194,009
Black & Decker Corp.	15,100	868,401
Centex Corp.	14,600	195,202
La-Z-Boy, Inc.	21,000	160,650
Newell Rubbermaid, Inc.	38,900	653,131
Pulte Homes, Inc.	40,700	391,941
Snap-On, Inc.	14,400	748,944
Standard Pacific Corp. (d)	116,700	394,446
The Stanley Works	8,900	398,987
Whirlpool Corp.	20,000	1,234,600
		5,240,311

	Shares	Value
Leisure Equipment & Products - 0.2%
Brunswick Corp.	32,100	$ 340,260
Eastman Kodak Co.	82,200	1,186,146
Hasbro, Inc.	22,400	800,128
		2,326,534
Media - 1.4%
Aegis Group PLC	20,500	43,765
Belo Corp. Series A	47,900	350,149
Cinemark Holdings, Inc.	32,100	419,226
Clear Channel Communications, Inc.	10,200	359,040
Comcast Corp.:
Class A	41,700	791,049
Class A (special) (non-vtg.)	22,400	420,224
E.W. Scripps Co. Class A	45,900	1,906,686
Grupo Televisa SA de CV (CPO) sponsored ADR	39,100	923,542
Informa PLC	26,700	218,778
Lamar Advertising Co. Class A (a)	11,900	428,757
Liberty Global, Inc. Class A (a)	19,000	597,170
Live Nation, Inc. (a)	149,520	1,581,922
News Corp. Class A	70,000	1,052,800
The DIRECTV Group, Inc. (a)	44,600	1,155,586
Time Warner, Inc.	328,790	4,866,092
Valassis Communications, Inc. (a)(d)	63,902	800,053
Virgin Media, Inc.	45,400	617,894
Vivendi	6,161	232,308
WPP Group PLC	36,100	344,961
		17,110,002
Multiline Retail - 0.2%
Family Dollar Stores, Inc.	38,900	775,666
Sears Holdings Corp. (a)(d)	10,200	751,332
Target Corp.	17,200	799,628
Tuesday Morning Corp. (a)	44,616	183,372
		2,509,998
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	32,700	1,269,741
AnnTaylor Stores Corp. (a)	52,200	1,250,712
Asbury Automotive Group, Inc.	32,600	418,910
bebe Stores, Inc.	61,868	594,551
Christopher & Banks Corp.	10,200	69,360
Collective Brands, Inc. (a)	99,549	1,157,755
Foot Locker, Inc.	72,400	901,380
Home Depot, Inc.	32,700	765,834
MarineMax, Inc. (a)	12,454	89,295
OfficeMax, Inc.	43,300	601,870
PetSmart, Inc.	44,600	889,770
Ross Stores, Inc.	41,700	1,481,184
Sherwin-Williams Co.	11,500	528,195
Sonic Automotive, Inc. Class A (sub. vtg.)	24,900	320,961
Staples, Inc.	84,900	2,016,375
The Children's Place Retail Stores, Inc. (a)	48,500	1,750,850
The Game Group PLC	74,367	428,969
The Men's Wearhouse, Inc.	52,389	853,417
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tween Brands, Inc. (a)	64,500	$ 1,061,670
Williams-Sonoma, Inc.	9,200	182,528
		16,633,327
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	4,900	308,566
Coach, Inc. (a)	26,300	759,544
Polo Ralph Lauren Corp. Class A	1,500	94,170
VF Corp.	1,400	99,652
		1,261,932
TOTAL CONSUMER DISCRETIONARY		63,881,295
CONSUMER STAPLES - 3.1%
Beverages - 0.1%
Cott Corp. (a)	130,100	413,522
Fomento Economico Mexicano SA de CV sponsored ADR	6,300	286,713
		700,235
Food & Staples Retailing - 0.7%
ABB Grain Ltd.	7,394	58,839
CVS Caremark Corp.	106,174	4,201,305
Rite Aid Corp. (a)	146,200	232,458
SUPERVALU, Inc.	45,291	1,399,039
Sysco Corp.	29,400	808,794
The Pantry, Inc. (a)	53,234	567,474
Winn-Dixie Stores, Inc. (a)	72,727	1,165,087
		8,432,996
Food Products - 0.9%
Bunge Ltd.	10,100	1,087,669
Campbell Soup Co.	13,400	448,364
Cermaq ASA	44,400	528,802
Corn Products International, Inc.	42,515	2,087,912
Global Bio-Chem Technology Group Co. Ltd.	814,000	338,242
Leroy Seafood Group ASA	39,850	756,651
Lighthouse Caledonia ASA (d)	75,235	88,489
Marine Harvest ASA (a)	3,547,000	2,597,904
McCormick & Co., Inc. (non-vtg.)	24,400	870,104
Nestle SA (Reg.)	16,980	765,273
Smithfield Foods, Inc. (a)	2,900	57,652
TreeHouse Foods, Inc. (a)	7,200	174,672
Tyson Foods, Inc. Class A	73,600	1,099,584
		10,901,318
Household Products - 0.7%
Central Garden & Pet Co. (a)	79,583	362,103
Central Garden & Pet Co. Class A (non-vtg.) (a)	107,150	439,315
Energizer Holdings, Inc. (a)	15,300	1,118,277
Procter & Gamble Co.	100,740	6,125,999
		8,045,694

	Shares	Value
Personal Products - 0.3%
Avon Products, Inc.	72,800	$ 2,622,256
Dabur India Ltd.	31,339	57,707
Estee Lauder Companies, Inc. Class A	20,700	961,515
		3,641,478
Tobacco - 0.4%
Imperial Tobacco Group PLC	21,000	780,126
Philip Morris International, Inc.	86,685	4,281,372
		5,061,498
TOTAL CONSUMER STAPLES		36,783,219
ENERGY - 13.2%
Energy Equipment & Services - 6.4%
AMEC PLC	32,900	579,743
BJ Services Co.	53,600	1,711,984
ENGlobal Corp. (a)	29,974	426,830
ENSCO International, Inc.	8,200	662,068
Exterran Holdings, Inc. (a)	17,647	1,261,584
Global Industries Ltd. (a)	55,023	986,562
Halliburton Co.	23,600	1,252,452
Helix Energy Solutions Group, Inc. (a)	19,100	795,324
Hercules Offshore, Inc. (a)	4,000	152,080
IHS, Inc. Class A (a)	6,300	438,480
Nabors Industries Ltd. (a)	21,100	1,038,753
National Oilwell Varco, Inc. (a)	429,100	38,069,739
Noble Corp.	34,900	2,267,104
Oceaneering International, Inc. (a)	8,880	684,204
Parker Drilling Co. (a)	159,403	1,595,624
Petroleum Geo-Services ASA	47,450	1,161,912
Pride International, Inc. (a)	124,700	5,897,063
Smith International, Inc.	70,400	5,853,056
Superior Energy Services, Inc. (a)	34,244	1,888,214
Tidewater, Inc. (d)	32,667	2,124,335
Weatherford International Ltd. (a)	144,148	7,148,299
		75,995,410
Oil, Gas & Consumable Fuels - 6.8%
Alpha Natural Resources, Inc. (a)	10,600	1,105,474
Apache Corp.	7,300	1,014,700
Arch Coal, Inc.	21,112	1,584,033
Aurora Oil & Gas Corp. (a)	125,690	54,047
Boardwalk Pipeline Partners, LP	18,741	440,226
Cabot Oil & Gas Corp.	30,000	2,031,900
Canadian Natural Resources Ltd.	13,600	1,345,391
Chesapeake Energy Corp.	65,100	4,293,996
Concho Resources, Inc.	15,100	563,230
Concho Resources, Inc. (g)	26,870	902,026
Denbury Resources, Inc. (a)	26,400	963,600
El Paso Pipeline Partners LP	14,600	301,490
Ellora Energy, Inc. (a)(e)	30,267	424,007
Encore Acquisition Co. (a)	13,672	1,027,998
Energy Transfer Equity LP	27,000	782,730
ENI SpA	6,400	237,762
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	21,100	$ 2,768,320
Evergreen Energy, Inc. (a)(d)	117,045	203,658
Forest Oil Corp. (a)	20,800	1,549,600
Foundation Coal Holdings, Inc.	28,400	2,515,672
Goodrich Petroleum Corp. (a)(d)	26,800	2,222,256
Hess Corp.	25,718	3,245,354
International Coal Group, Inc. (a)	58,087	758,035
James River Coal Co. (a)	37,024	2,172,939
Kodiak Oil & Gas Corp. (a)	127,360	580,762
Nexen, Inc.	44,100	1,759,068
OAO Gazprom sponsored ADR	9,893	573,794
OPTI Canada, Inc. (a)	54,100	1,225,987
Peabody Energy Corp.	12,000	1,056,600
Petrohawk Energy Corp. (a)	154,500	7,154,895
Plains Exploration & Production Co. (a)	24,400	1,780,468
Quicksilver Gas Services LP	3,700	86,469
Quicksilver Resources, Inc. (a)	56,200	2,171,568
Range Resources Corp.	63,550	4,165,067
Reliance Industries Ltd.	4,929	240,554
Repsol YPF SA	19,100	749,567
Southwestern Energy Co. (a)	75,200	3,580,272
Suncor Energy, Inc.	10,800	627,223
Sunoco, Inc.	42,250	1,719,153
Talisman Energy, Inc.	24,900	551,569
Tesoro Corp.	17,300	342,021
Ultra Petroleum Corp. (a)	38,400	3,770,880
Uranium One, Inc. (a)	47,300	222,730
Valero Energy Corp.	326,697	13,453,382
Western Gas Partners LP	3,700	62,345
Western Refining, Inc.	87,000	1,030,080
Williams Companies, Inc.	18,400	741,704
XTO Energy, Inc.	20,650	1,414,732
		81,569,334
TOTAL ENERGY		157,564,744
FINANCIALS - 10.2%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	7,800	702,468
Ameriprise Financial, Inc.	19,180	780,051
Bank of New York Mellon Corp.	103,754	3,925,014
Bank Sarasin & Co. Ltd. Series B (Reg.)	6,366	285,716
Charles Schwab Corp.	12,500	256,750
EFG International	20,210	550,067
Fortress Investment Group LLC	30,500	375,760
Franklin Resources, Inc.	28,200	2,584,530
GLG Partners, Inc.	17,900	139,620
Goldman Sachs Group, Inc.	25,090	4,388,241
Julius Baer Holding AG	24,686	1,655,679
KBW, Inc. (a)(d)	10,200	209,916
Legg Mason, Inc.	19,400	845,258

	Shares	Value
Lehman Brothers Holdings, Inc.	324,395	$ 6,426,265
MF Global Ltd.	18,500	116,735
Morgan Stanley	13,500	486,945
State Street Corp.	36,713	2,349,265
T. Rowe Price Group, Inc.	42,430	2,396,022
The Blackstone Group LP	23,300	424,293
		28,898,595
Commercial Banks - 1.0%
Banco do Brasil SA	8,200	133,444
Canadian Imperial Bank of Commerce	800	44,028
Capitol Bancorp Ltd. (d)	45,782	410,665
Center Financial Corp., California	19,452	164,758
KeyCorp	66,300	727,974
M&T Bank Corp.	5,600	395,024
Mitsubishi UFJ Financial Group, Inc.	34,900	308,485
PacWest Bancorp	9,200	136,896
PNC Financial Services Group, Inc.	30,000	1,713,000
Prosperity Bancshares, Inc.	9,000	240,570
Sterling Financial Corp., Washington	35,953	148,845
Sumitomo Mitsui Financial Group, Inc.	41	308,567
SunTrust Banks, Inc.	16,900	612,118
UCBH Holdings, Inc.	104,497	235,118
UniCredit SpA	9,500	57,794
Union Bank of India	14,377	38,556
Wachovia Corp.	343,477	5,334,198
Wilshire Bancorp, Inc.	7,930	67,960
Wintrust Financial Corp.	22,700	541,395
Zions Bancorp	15,700	494,393
		12,113,788
Consumer Finance - 0.3%
ACOM Co. Ltd.	8,630	267,439
American Express Co.	23,000	866,410
Capital One Financial Corp.	30,200	1,147,902
Discover Financial Services	27,100	356,907
Promise Co. Ltd.	8,650	241,987
SLM Corp. (a)	21,400	414,090
		3,294,735
Diversified Financial Services - 2.0%
Bajaj Holdings & Investment Ltd.	8,151	82,374
Bank of America Corp.	266,105	6,351,926
Bolsa de Mercadorias & Futuros - BM&F SA	86,700	746,836
Bovespa Holding SA	39,000	523,390
CIT Group, Inc.	106,500	725,265
Citigroup, Inc.	113,129	1,896,042
CME Group, Inc.	2,347	899,347
Deutsche Boerse AG	5,800	655,632
IntercontinentalExchange, Inc. (a)	6,200	706,800
JPMorgan Chase & Co.	234,200	8,035,402
Kotak Mahindra Bank Ltd. sponsored GDR (e)	6,383	68,418
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Onex Corp. (sub. vtg.)	8,800	$ 259,248
PICO Holdings, Inc. (a)	49,556	2,153,208
		23,103,888
Insurance - 1.6%
ACE Ltd.	10,960	603,786
Admiral Group PLC	11,900	188,326
AMBAC Financial Group, Inc.	50,900	68,206
American International Group, Inc.	363,250	9,611,595
Argo Group International Holdings, Ltd. (a)	2,900	97,324
Aspen Insurance Holdings Ltd.	12,900	305,343
Assured Guaranty Ltd.	4,900	88,151
Hartford Financial Services Group, Inc.	28,000	1,807,960
IPC Holdings Ltd.	10,000	265,500
LandAmerica Financial Group, Inc.	30,914	685,982
Maiden Holdings Ltd. (e)	19,000	121,600
MBIA, Inc. (d)	59,900	262,961
MetLife, Inc.	10,400	548,808
Montpelier Re Holdings Ltd.	27,400	404,150
National Financial Partners Corp.	36,660	726,601
Principal Financial Group, Inc.	28,900	1,212,933
Prudential Financial, Inc.	22,200	1,326,228
Stewart Information Services Corp.	4,004	77,437
T&D Holdings, Inc.	15,000	922,620
		19,325,511
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	8,800	856,592
Annaly Capital Management, Inc.	104,049	1,613,800
CapitalSource, Inc. (d)	129,500	1,434,860
Chimera Investment Corp.	16,300	146,863
Developers Diversified Realty Corp.	38,000	1,318,980
Duke Realty LP	35,700	801,465
General Growth Properties, Inc.	57,800	2,024,734
HCP, Inc.	16,000	508,960
Healthcare Realty Trust, Inc.	18,700	444,499
Highwoods Properties, Inc. (SBI)	17,900	562,418
Home Properties, Inc.	2,300	110,538
MFA Mortgage Investments, Inc.	75,700	493,564
Public Storage	9,800	791,742
Senior Housing Properties Trust (SBI)	12,500	244,125
Simon Property Group, Inc.	3,300	296,637
SL Green Realty Corp.	11,010	910,747
Sovran Self Storage, Inc.	10,698	444,609
UDR, Inc.	62,100	1,389,798
Vornado Realty Trust	14,300	1,258,400
		15,653,331
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	78,672	1,510,502
Forestar Real Estate Group, Inc. (a)	33,688	641,756
Jones Lang LaSalle, Inc.	8,400	505,596

	Shares	Value
Norwegian Property ASA	18,500	$ 85,982
Norwegian Property ASA rights 7/10/08 (a)	6,563	103
The St. Joe Co. (d)	14,100	483,912
		3,227,851
Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corp.	232,254	987,080
Fannie Mae	243,000	4,740,930
Freddie Mac	143,200	2,348,480
Hudson City Bancorp, Inc.	59,000	984,120
MGIC Investment Corp.	45,000	274,950
New York Community Bancorp, Inc.	53,700	958,008
People's United Financial, Inc.	116,920	1,823,952
Sovereign Bancorp, Inc. (d)	27,100	199,456
Washington Federal, Inc.	54,488	986,233
Washington Mutual, Inc.	501,600	2,472,888
		15,776,097
TOTAL FINANCIALS		121,393,796
HEALTH CARE - 4.9%
Biotechnology - 1.0%
Amgen, Inc. (a)	55,600	2,622,096
Biogen Idec, Inc. (a)	22,300	1,246,347
Cephalon, Inc. (a)	33,686	2,246,519
Cubist Pharmaceuticals, Inc. (a)	43,094	769,659
DUSA Pharmaceuticals, Inc. (a)	71,550	143,816
Genentech, Inc. (a)	11,850	899,415
Gilead Sciences, Inc. (a)	28,600	1,514,370
Myriad Genetics, Inc. (a)	11,904	541,870
Theravance, Inc. (a)	91,860	1,090,378
Vertex Pharmaceuticals, Inc. (a)	35,500	1,188,185
		12,262,655
Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	9,980	1,624,644
Align Technology, Inc. (a)	9,216	96,676
American Medical Systems Holdings, Inc. (a)	126,400	1,889,680
Baxter International, Inc.	7,400	473,156
Becton, Dickinson & Co.	2,000	162,600
Boston Scientific Corp. (a)	28,950	355,796
Covidien Ltd.	59,425	2,845,863
Hill-Rom Holdings, Inc.	39,412	1,063,336
Immucor, Inc. (a)	6,500	168,220
Integra LifeSciences Holdings Corp. (a)	32,100	1,427,808
Inverness Medical Innovations, Inc. (a)	14,724	488,395
Medtronic, Inc.	19,100	988,425
Micrus Endovascular Corp. (a)	12,600	176,652
Quidel Corp. (a)	5,641	93,189
Smith & Nephew PLC	70,500	773,491
Sonova Holding AG	12,405	1,023,885
		13,651,816
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc.	52,344	$ 1,065,724
CIGNA Corp.	4,800	169,872
Coventry Health Care, Inc. (a)	8,335	253,551
DaVita, Inc. (a)	15,000	796,950
Express Scripts, Inc. (a)	10,000	627,200
HealthSouth Corp. (a)(d)	38,983	648,287
Humana, Inc. (a)	18,414	732,325
McKesson Corp.	23,700	1,325,067
Patterson Companies, Inc. (a)	10,300	302,717
Pediatrix Medical Group, Inc. (a)	10,666	525,087
PSS World Medical, Inc. (a)	16,275	265,283
Sunrise Senior Living, Inc. (a)	39,777	894,187
Tenet Healthcare Corp. (a)	97,908	544,368
UnitedHealth Group, Inc.	54,065	1,419,206
Universal American Financial Corp. (a)	24,537	250,768
Universal Health Services, Inc. Class B	13,183	833,429
VCA Antech, Inc. (a)	36,400	1,011,192
WellPoint, Inc. (a)	18,700	891,242
		12,556,455
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	27,100	336,311
IMS Health, Inc.	40,640	946,912
		1,283,223
Life Sciences Tools & Services - 0.4%
Bruker BioSciences Corp. (a)	57,003	732,489
Charles River Laboratories International, Inc. (a)	21,000	1,342,320
Pharmaceutical Product Development, Inc.	26,286	1,127,669
Thermo Fisher Scientific, Inc. (a)	13,800	769,074
Varian, Inc. (a)	8,568	437,482
		4,409,034
Pharmaceuticals - 1.2%
Allergan, Inc.	16,200	843,210
Alpharma, Inc. Class A (a)	38,657	870,942
Barr Pharmaceuticals, Inc. (a)	27,900	1,257,732
Cipla Ltd.	20,352	100,053
Endo Pharmaceuticals Holdings, Inc. (a)	29,187	706,034
Jazz Pharmaceuticals, Inc. (d)	36,400	269,724
Merck & Co., Inc.	82,285	3,101,322
Mylan, Inc. (d)	42,785	516,415
Schering-Plough Corp.	127,900	2,518,351
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,200	192,360
Wyeth	78,500	3,764,860
XenoPort, Inc. (a)	11,400	444,942
		14,585,945
TOTAL HEALTH CARE		58,749,128

	Shares	Value
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.3%
DigitalGlobe, Inc. (a)(e)	163	$ 408
Finmeccanica SpA	27,600	721,282
General Dynamics Corp.	33,000	2,778,600
Heico Corp. Class A	15,096	401,252
Honeywell International, Inc.	37,700	1,895,556
Lockheed Martin Corp.	15,200	1,499,632
Northrop Grumman Corp.	8,200	548,580
Orbital Sciences Corp. (a)	41,850	985,986
Raytheon Co.	33,400	1,879,752
Raytheon Co. warrants 6/16/11 (a)	200	3,890
Rockwell Collins, Inc.	12,700	609,092
Spirit AeroSystems Holdings, Inc. Class A (a)	39,100	749,938
United Technologies Corp.	65,200	4,022,840
		16,096,808
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	6,225	341,379
FedEx Corp.	20,800	1,638,832
Forward Air Corp.	40,100	1,387,460
United Parcel Service, Inc. Class B	20,200	1,241,694
UTI Worldwide, Inc.	42,100	839,895
		5,449,260
Airlines - 0.1%
AirTran Holdings, Inc. (a)	75,600	154,224
Delta Air Lines, Inc. (a)	95,900	546,630
easyJet PLC (a)	14,300	76,472
Northwest Airlines Corp. (a)	96,500	642,690
US Airways Group, Inc. (a)	48,200	120,500
		1,540,516
Building Products - 0.1%
Masco Corp.	49,100	772,343
Owens Corning (a)	19,300	439,075
		1,211,418
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. (a)	62,069	697,035
Allied Waste Industries, Inc. (a)	117,100	1,477,802
Avery Dennison Corp.	11,500	505,195
Clean Harbors, Inc. (a)	12,765	907,081
Consolidated Graphics, Inc. (a)	2,784	137,168
Copart, Inc. (a)	5,600	239,792
Covanta Holding Corp. (a)	30,100	803,369
Diamond Management & Technology Consultants, Inc.	12,667	65,995
EnergySolutions, Inc.	6,700	149,745
Equifax, Inc.	24,720	831,086
GeoEye, Inc. (a)	34,539	611,686
Monster Worldwide, Inc. (a)	6,800	140,148
R.R. Donnelley & Sons Co.	17,600	522,544
Robert Half International, Inc.	17,400	417,078
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	25,500	$ 1,668,210
Waste Management, Inc.	32,400	1,221,804
		10,395,738
Construction & Engineering - 1.9%
AECOM Technology Corp.	600	19,518
Chicago Bridge & Iron Co. NV (NY Shares)	122,100	4,862,022
Dycom Industries, Inc. (a)	65,000	943,800
Fluor Corp.	21,600	4,019,328
Great Lakes Dredge & Dock Corp.	207,251	1,266,304
Shaw Group, Inc. (a)	98,400	6,080,136
URS Corp. (a)	127,412	5,347,482
		22,538,590
Electrical Equipment - 0.8%
ABB Ltd. sponsored ADR	30,800	872,256
Acuity Brands, Inc.	22,000	1,057,760
Belden, Inc.	9,300	315,084
Bharat Heavy Electricals Ltd.	3,345	107,483
Cooper Industries Ltd. Class A	34,800	1,374,600
JA Solar Holdings Co. Ltd. ADR (a)	89,300	1,504,705
Renewable Energy Corp. AS (a)	55,000	1,419,930
Saft Groupe SA	12,953	563,525
Vestas Wind Systems AS (a)	8,100	1,054,595
Woodward Governor Co.	600	21,396
Zumtobel AG	42,128	956,802
		9,248,136
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	23,900	1,479,171
Siemens AG sponsored ADR	18,700	2,059,431
Tyco International Ltd.	3,700	148,148
		3,686,750
Machinery - 0.9%
Bucyrus International, Inc. Class A	15,568	1,136,775
CIRCOR International, Inc.	25,900	1,268,841
Colfax Corp.	13,300	333,697
Cummins, Inc.	24,700	1,618,344
Danaher Corp.	10,800	834,840
Eaton Corp.	4,900	416,353
Flowserve Corp.	2,700	369,090
Force Protection, Inc. (a)(d)	130,627	432,375
Ingersoll-Rand Co. Ltd. Class A	29,400	1,100,442
Navistar International Corp. (a)	27,100	1,783,722
NGK Insulators Ltd.	1,700	33,066
Oshkosh Co.	13,600	281,384
Pall Corp.	5,900	234,112
Sulzer AG (Reg.)	3,681	465,098
Vossloh AG	3,800	494,667
		10,802,806

	Shares	Value
Marine - 0.2%
Alexander & Baldwin, Inc.	35,450	$ 1,614,748
American Commercial Lines, Inc. (a)(d)	68,923	753,328
Navios Maritime Holdings, Inc.	51,400	498,066
Ultrapetrol (Bahamas) Ltd. (a)	2,848	35,913
		2,902,055
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	9,100	908,999
Canadian Pacific Railway Ltd.	12,300	816,903
Con-way, Inc.	17,160	810,982
J.B. Hunt Transport Services, Inc.	28,500	948,480
Union Pacific Corp.	22,200	1,676,100
Universal Truckload Services, Inc. (a)	27,493	605,396
YRC Worldwide, Inc. (a)(d)	84,915	1,262,686
		7,029,546
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	25,400	1,017,016
TOTAL INDUSTRIALS		91,918,639
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.1%
Adtran, Inc.	85,577	2,040,156
Alcatel-Lucent SA sponsored ADR	124,162	749,938
Cisco Systems, Inc. (a)	191,900	4,463,594
Comverse Technology, Inc. (a)	73,400	1,244,130
Finisar Corp. (a)	167,023	198,757
Harris Corp.	43,440	2,193,286
Juniper Networks, Inc. (a)	46,280	1,026,490
Motorola, Inc.	95,500	700,970
Powerwave Technologies, Inc. (a)	200,386	851,641
		13,468,962
Computers & Peripherals - 0.8%
Apple, Inc. (a)	9,100	1,523,704
Diebold, Inc.	20,900	743,622
Hewlett-Packard Co.	70,900	3,134,489
NCR Corp. (a)	55,700	1,403,640
SanDisk Corp. (a)	28,489	532,744
Western Digital Corp. (a)	63,800	2,203,014
		9,541,213
Electronic Equipment & Instruments - 1.4%
Amphenol Corp. Class A	83,000	3,725,040
Arrow Electronics, Inc. (a)	35,200	1,081,344
Avnet, Inc. (a)	82,700	2,256,056
Bell Microproducts, Inc. (a)	89,792	217,297
Cogent, Inc. (a)	66,948	761,199
Flextronics International Ltd. (a)	94,100	884,540
Ibiden Co. Ltd.	5,600	203,608
Ingram Micro, Inc. Class A (a)	75,300	1,336,575
Itron, Inc. (a)(d)	52,300	5,143,705
Tyco Electronics Ltd.	45,375	1,625,333
		17,234,697
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Art Technology Group, Inc. (a)	51,900	$ 166,080
DealerTrack Holdings, Inc. (a)	16,107	227,270
Google, Inc. Class A (sub. vtg.) (a)	5,660	2,979,537
Open Text Corp. (a)	26,900	861,085
VeriSign, Inc. (a)	41,700	1,576,260
		5,810,232
IT Services - 1.3%
Accenture Ltd. Class A	20,000	814,400
CACI International, Inc. Class A (a)	24,615	1,126,629
Cognizant Technology Solutions Corp. Class A (a)	16,452	534,855
NeuStar, Inc. Class A (a)(d)	35,400	763,224
Patni Computer Systems Ltd. sponsored ADR	26,200	263,048
Perot Systems Corp. Class A (a)	107,600	1,615,076
Sapient Corp. (a)	100,600	645,852
Satyam Computer Services Ltd. sponsored ADR	38,600	946,472
SRA International, Inc. Class A (a)	81,034	1,820,024
The Western Union Co.	43,000	1,062,960
Unisys Corp. (a)	290,108	1,145,927
Visa, Inc.	50,200	4,081,762
WNS Holdings Ltd. ADR (a)	10,754	181,205
		15,001,434
Office Electronics - 0.1%
Xerox Corp.	78,100	1,059,036
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(d)	26,750	155,953
Altera Corp.	33,100	685,170
Analog Devices, Inc.	37,900	1,204,083
Applied Materials, Inc.	46,400	885,776
ASAT Holdings Ltd.	6,352	106
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	40
ASML Holding NV (NY Shares)	900	21,960
Atmel Corp. (a)	844,387	2,938,467
Axcelis Technologies, Inc. (a)	171,568	837,252
Credence Systems Corp. (a)	41,075	53,398
Cymer, Inc. (a)	16,500	443,520
Cypress Semiconductor Corp. (a)	93,800	2,321,550
Fairchild Semiconductor International, Inc. (a)	109,400	1,283,262
FormFactor, Inc. (a)	38,211	704,229
Hittite Microwave Corp. (a)	22,916	816,268
Integrated Device Technology, Inc. (a)	41,390	411,417
Intersil Corp. Class A	18,512	450,212
Lam Research Corp. (a)	26,800	968,820
LTX Corp. (a)	129,211	284,264
Maxim Integrated Products, Inc.	149,800	3,168,270
Microchip Technology, Inc.	37,900	1,157,466
Micron Technology, Inc. (a)	68,800	412,800

	Shares	Value
National Semiconductor Corp.	94,300	$ 1,936,922
NEC Electronics Corp. (a)	13,100	326,374
NVIDIA Corp. (a)	8,900	166,608
ON Semiconductor Corp. (a)	153,835	1,410,667
Rudolph Technologies, Inc. (a)	26,176	201,555
Samsung Electronics Co. Ltd.	680	406,116
Semitool, Inc. (a)	56,121	421,469
Spansion, Inc. Class A (a)	65,739	147,913
Teradyne, Inc. (a)	147,380	1,631,497
Varian Semiconductor Equipment Associates, Inc. (a)	90,200	3,140,764
Xilinx, Inc.	45,020	1,136,755
		30,130,923
Software - 0.9%
Activision, Inc. (a)	12,500	425,875
CA, Inc.	13,900	320,951
Electronic Arts, Inc. (a)	15,000	666,450
McAfee, Inc. (a)	23,400	796,302
Microsoft Corp.	32,000	880,320
Misys PLC	216,100	639,465
Nintendo Co. Ltd.	3,200	1,788,160
Nuance Communications, Inc. (a)	16,100	252,287
Oracle Corp. (a)	47,400	995,400
Quest Software, Inc. (a)	80,820	1,196,944
Sourcefire, Inc. (a)	71,075	549,410
THQ, Inc. (a)	84,951	1,721,107
Ubisoft Entertainment SA (a)	7,200	629,653
		10,862,324
TOTAL INFORMATION TECHNOLOGY		103,108,821
MATERIALS - 4.0%
Chemicals - 2.2%
Airgas, Inc.	14,159	826,744
Albemarle Corp.	22,700	905,957
Arkema sponsored ADR	22,300	1,258,835
Ashland, Inc.	2,200	106,040
Calgon Carbon Corp. (a)	53,354	824,853
Celanese Corp. Class A	51,600	2,356,056
CF Industries Holdings, Inc.	5,900	901,520
Chemtura Corp.	118,700	693,208
Georgia Gulf Corp.	15,200	44,080
Hercules, Inc.	93,024	1,574,896
Israel Chemicals Ltd.	56,100	1,308,631
Linde AG	5,300	744,439
Methanex Corp.	3,700	104,610
Monsanto Co.	36,400	4,602,416
Spartech Corp.	58,437	551,061
The Mosaic Co. (a)	53,600	7,755,920
Tokai Carbon Co. Ltd.	33,000	336,015
Tronox, Inc.:
Class A	69,100	218,356
Class B	89,800	271,196
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Valspar Corp.	32,800	$ 620,248
W.R. Grace & Co. (a)	9,700	227,853
		26,232,934
Containers & Packaging - 0.2%
Pactiv Corp. (a)	26,900	571,087
Rock-Tenn Co. Class A	26,100	782,739
Smurfit-Stone Container Corp. (a)	16,202	65,942
Temple-Inland, Inc.	85,147	959,607
		2,379,375
Metals & Mining - 1.6%
Alamos Gold, Inc. (a)	90,400	545,406
Alcoa, Inc.	92,400	3,291,288
Anglo Platinum Ltd.	4,400	734,345
ArcelorMittal SA (NY Shares) Class A	13,525	1,339,922
Carpenter Technology Corp.	14,500	632,925
Century Aluminum Co. (a)	11,300	751,337
Eldorado Gold Corp. (a)	64,800	552,423
Freeport-McMoRan Copper & Gold, Inc. Class B	2,700	316,413
Gabriel Resources Ltd. (a)	53,300	144,315
Goldcorp, Inc.	800	36,894
IAMGOLD Corp.	6,900	41,291
Ivanhoe Mines Ltd. (a)	100,000	1,084,024
Labrador Iron Ore Royal, Inc. Fund	1,400	76,500
Lihir Gold Ltd. (a)	146,101	460,845
New Gold, Inc. (a)	4,100	32,057
Newcrest Mining Ltd.	39,025	1,096,266
Nucor Corp.	4,200	313,614
Polymet Mining Corp. (a)	12,700	48,714
Reliance Steel & Aluminum Co.	14,700	1,133,223
Silver Wheaton Corp. (a)	6,000	88,292
Steel Dynamics, Inc.	15,908	621,526
Stillwater Mining Co. (a)(d)	45,200	534,716
Timminco Ltd. (a)	20,400	547,749
Titanium Metals Corp. (d)	187,418	2,621,978
Yamana Gold, Inc.	131,420	2,186,573
		19,232,636
TOTAL MATERIALS		47,844,945
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	517,900	17,448,051
Cincinnati Bell, Inc. (a)	261,114	1,039,234
Qwest Communications International, Inc.	306,200	1,203,366
Telefonica SA	22,900	606,019
Verizon Communications, Inc.	192,100	6,800,340
		27,097,010

	Shares	Value
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	46,170	$ 1,950,683
Bharti Airtel Ltd. (a)	993	16,683
NII Holdings, Inc. (a)	10,800	512,892
Vivo Participacoes SA (PN) sponsored ADR	17,500	111,300
		2,591,558
TOTAL TELECOMMUNICATION SERVICES		29,688,568
UTILITIES - 3.7%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	21,537	1,079,219
E.ON AG	5,000	1,007,720
Edison International	22,400	1,150,912
Entergy Corp.	19,500	2,349,360
Exelon Corp.	45,859	4,125,476
FirstEnergy Corp.	10,500	864,465
PPL Corp.	52,300	2,733,721
Public Power Corp. of Greece	14,000	485,589
		13,796,462
Gas Utilities - 0.3%
Energen Corp.	8,200	639,846
Equitable Resources, Inc.	26,700	1,843,902
Questar Corp.	13,200	937,728
		3,421,476
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	168,500	3,236,885
Constellation Energy Group, Inc.	43,800	3,595,980
NRG Energy, Inc. (a)	242,920	10,421,268
Reliant Energy, Inc. (a)	205,781	4,376,962
		21,631,095
Multi-Utilities - 0.4%
CMS Energy Corp.	66,400	989,360
OGE Energy Corp.	8,265	262,083
Public Service Enterprise Group, Inc.	45,800	2,103,594
RWE AG	7,400	934,293
Sempra Energy	10,600	598,370
Wisconsin Energy Corp.	10,200	461,244
		5,348,944
TOTAL UTILITIES		44,197,977
TOTAL COMMON STOCKS (Cost $773,816,031)		755,131,132
Convertible Preferred Stocks - 0.6%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
McMoRan Exploration Co. 6.75%	1,100	204,300
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.5%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	15,300	$ 640,259
Commercial Banks - 0.2%
East West Bancorp, Inc. Series A, 8.00%	200	141,100
Huntington Bancshares, Inc. 8.50%	1,000	700,000
KeyCorp Series A, 7.75%	9,900	945,450
Wachovia Corp. 7.50%	700	616,966
		2,403,516
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	8,900	363,832
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 8.75%	62,400	2,402,400
Washington Mutual, Inc. Series R, 7.75%	200	116,650
		2,519,050
TOTAL FINANCIALS		5,926,657
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	6,100	1,023,690
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,221,802)		7,154,647
Investment Companies - 0.1%

Ares Capital Corp. (Cost $1,929,804)	128,532	1,295,603
Corporate Bonds - 0.1%
	Principal Amount
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Evergreen Energy, Inc. 8% 8/1/12 (e)	$ 180,000	93,938
McMoRan Exploration Co. 6% 7/2/08	240,000	464,916
		558,854
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Inverness Medical Innovations, Inc. 3% 5/15/16 (e)	186,000	178,560

	Principal Amount	Value
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	$ 140,000	$ 133,919
TOTAL HEALTH CARE		312,479
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	390,000	347,100
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (e)	90,000	104,006
TOTAL CONVERTIBLE BONDS		1,322,439
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia Capital SA 7.2% 7/18/36	25,000	24,174
TOTAL CORPORATE BONDS (Cost $1,356,645)		1,346,613
Fixed-Income Funds - 27.5%
	Shares
Fidelity High Income Central Fund 2 (f)	158,503	15,902,591
Fidelity VIP Investment Grade Central Fund (f)	3,125,728	313,416,782
TOTAL FIXED-INCOME FUNDS (Cost $337,120,456)		329,319,373
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 2.38% (b)	96,194,576	96,194,576
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	12,216,561	12,216,561
TOTAL MONEY MARKET FUNDS (Cost $108,411,137)		108,411,137
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,230,855,875)		1,202,658,505
NET OTHER ASSETS - (0.6)%		(6,835,017)
NET ASSETS - 100%		$ 1,195,823,488
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $990,937 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $902,026 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Concho Resources, Inc.	6/6/08	$ 809,056
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 931,380
Fidelity High Income Central Fund 2	321,514
Fidelity Securities Lending Cash Central Fund	109,994
Fidelity VIP Investment Grade Central Fund	7,332,212
Total	$ 8,695,100
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ -	$ 17,357,533*	$ 1,512,900	$ 15,902,591	3.6%
Fidelity VIP Investment Grade Central Fund	247,813,945	72,166,441	-	313,416,782	8.4%
Total	$ 247,813,945	$ 89,523,974	$ 1,512,900	$ 329,319,373
* Includes the value of shares received through in-kind contributions.
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,202,658,505	$ 1,163,240,998	$ 38,993,092	$ 424,415
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 383,912
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	60,503
Cost of Purchases	-
Proceeds of Sales	(20,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 424,415

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	14.4%
AAA,AA,A	6.9%
BBB	4.2%
BB	0.7%
B	0.7%
CCC,CC,C	0.1%
Not Rated	0.1%
Equities	63.9%
Short-Term Investments and Net Other Assets	9.0%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,802,869) - See accompanying schedule: Unaffiliated issuers (cost $785,324,282)	$ 764,927,995
Fidelity Central Funds (cost $445,531,593)	437,730,510
Total Investments (cost $1,230,855,875)		$ 1,202,658,505
Cash		17,590
Foreign currency held at value (cost $11,623)		11,623
Receivable for investments sold		8,800,557
Receivable for fund shares sold		4,120,000
Dividends receivable		588,112
Interest receivable		20,892
Distributions receivable from Fidelity Central Funds		1,522,688
Prepaid expenses		888
Other receivables		7,052
Total assets		1,217,747,907

Liabilities
Payable for investments purchased	$ 8,467,103
Payable for fund shares redeemed	496,806
Accrued management fee	406,954
Distribution fees payable	26,999
Other affiliated payables	164,399
Other payables and accrued expenses	145,597
Collateral on securities loaned, at value	12,216,561
Total liabilities		21,924,419

Net Assets		$ 1,195,823,488
Net Assets consist of:
Paid in capital		$ 1,215,454,461
Undistributed net investment income		9,854,839
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,288,892)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(28,196,920)
Net Assets		$ 1,195,823,488

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($244,792,691 ÷ 17,097,898 shares)	$ 14.32

Service Class: Net Asset Value, offering price and redemption price per share ($8,155,731 ÷ 572,109 shares)	$ 14.26

Service Class 2: Net Asset Value, offering price and redemption price per share ($125,695,037 ÷ 8,894,532 shares)	$ 14.13

Investor Class: Net Asset Value, offering price and redemption price per share ($817,180,029 ÷ 57,314,995 shares)	$ 14.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 4,490,102
Interest		250,395
Income from Fidelity Central Funds		8,695,100
Total income		13,435,597

Expenses
Management fee	$ 2,058,543
Transfer agent fees	616,886
Distribution fees	154,038
Accounting and security lending fees	214,249
Custodian fees and expenses	74,567
Independent trustees' compensation	1,984
Registration fees	65
Audit	25,810
Legal	1,381
Miscellaneous	89,789
Total expenses before reductions	3,237,312
Expense reductions	(9,795)	3,227,517
Net investment income (loss)		10,208,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,496)	(907,277)
Fidelity Central Funds	(26,618)
Investment not meeting investment restrictions	13,558
Foreign currency transactions	(2,518)
Capital gain distributions from Fidelity Central Funds	534,121
Total net realized gain (loss)		(388,734)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,712)	(69,856,162)
Assets and liabilities in foreign currencies	(99,811)
Total change in net unrealized appreciation (depreciation)		(69,955,973)
Net gain (loss)		(70,344,707)
Net increase (decrease) in net assets resulting from operations		$ (60,136,627)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,208,080	$ 12,033,268
Net realized gain (loss)	(388,734)	28,282,573
Change in net unrealized appreciation (depreciation)	(69,955,973)	338,813
Net increase (decrease) in net assets resulting from operations	(60,136,627)	40,654,654
Distributions to shareholders from net investment income	(589,807)	(19,987,638)
Distributions to shareholders from net realized gain	(28,900,535)	(17,726,464)
Total distributions	(29,490,342)	(37,714,102)
Share transactions - net increase (decrease)	484,873,770	358,180,675
Total increase (decrease) in net assets	395,246,801	361,121,227

Net Assets
Beginning of period	800,576,687	439,455,460
End of period (including undistributed net investment income of $9,854,839 and undistributed net investment income of $236,566, respectively)	$ 1,195,823,488	$ 800,576,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.83	$ 15.64	$ 14.78	$ 14.35	$ 13.88	$ 12.16
Income from Investment Operations
Net investment income (loss) E	.15	.36	.33	.31	.36 H	.30
Net realized and unrealized gain (loss)	(1.16)	.99	1.34	.50	.39	1.78
Total from investment operations	(1.01)	1.35	1.67	.81	.75	2.08
Distributions from net investment income	(.01)	(.54)	(.31)	(.37)	(.28)	(.36)
Distributions from net realized gain	(.49)	(.62)	(.50)	(.01)	-	-
Total distributions	(.50)	(1.16)	(.81)	(.38)	(.28)	(.36)
Net asset value, end of period	$ 14.32	$ 15.83	$ 15.64	$ 14.78	$ 14.35	$ 13.88
Total Return B,C,D	(6.40)%	8.98%	11.78%	5.77%	5.47%	17.72%
Ratios to Average Net Assets F,I
Expenses before reductions	.55% A	.57%	.61%	.58%	.56%	.59%
Expenses net of fee waivers, if any	.55% A	.57%	.61%	.58%	.56%	.59%
Expenses net of all reductions	.55% A	.57%	.59%	.54%	.56%	.58%
Net investment income (loss)	2.10% A	2.25%	2.20%	2.22%	2.60%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,793	$ 274,561	$ 281,594	$ 276,343	$ 291,176	$ 295,656
Portfolio turnover rate G	44%A	41%	55%	140%	74%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.77	$ 15.55	$ 14.70	$ 14.28	$ 13.81	$ 12.11
Income from Investment Operations
Net investment income (loss) E	.15	.34	.31	.30	.34 H	.28
Net realized and unrealized gain (loss)	(1.16)	.99	1.33	.48	.40	1.77
Total from investment operations	(1.01)	1.33	1.64	.78	.74	2.05
Distributions from net investment income	(.01)	(.49)	(.29)	(.35)	(.27)	(.35)
Distributions from net realized gain	(.49)	(.62)	(.50)	(.01)	-	-
Total distributions	(.50)	(1.11)	(.79)	(.36)	(.27)	(.35)
Net asset value, end of period	$ 14.26	$ 15.77	$ 15.55	$ 14.70	$ 14.28	$ 13.81
Total Return B,C,D	(6.43)%	8.90%	11.64%	5.61%	5.42%	17.53%
Ratios to Average Net Assets F,I
Expenses before reductions	.67% A	.68%	.72%	.68%	.67%	.69%
Expenses net of fee waivers, if any	.67% A	.68%	.72%	.68%	.67%	.69%
Expenses net of all reductions	.67% A	.68%	.69%	.65%	.67%	.68%
Net investment income (loss)	1.98% A	2.14%	2.09%	2.12%	2.50%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,156	$ 9,376	$ 14,247	$ 18,181	$ 21,228	$ 21,903
Portfolio turnover rate G	44% A	41%	55%	140%	74%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 15.46	$ 14.62	$ 14.20	$ 13.75	$ 12.05
Income from Investment Operations
Net investment income (loss) E	.13	.31	.28	.27	.32 H	.26
Net realized and unrealized gain (loss)	(1.15)	.98	1.33	.50	.38	1.77
Total from investment operations	(1.02)	1.29	1.61	.77	.70	2.03
Distributions from net investment income	(.01)	(.48)	(.27)	(.34)	(.25)	(.33)
Distributions from net realized gain	(.49)	(.62)	(.50)	(.01)	-	-
Total distributions	(.50)	(1.10)	(.77)	(.35)	(.25)	(.33)
Net asset value, end of period	$ 14.13	$ 15.65	$ 15.46	$ 14.62	$ 14.20	$ 13.75
Total Return B,C,D	(6.54)%	8.72%	11.50%	5.53%	5.15%	17.41%
Ratios to Average Net Assets F,I
Expenses before reductions	.81% A	.82%	.87%	.83%	.82%	.84%
Expenses net of fee waivers, if any	.81% A	.82%	.87%	.83%	.82%	.84%
Expenses net of all reductions	.81% A	.82%	.84%	.80%	.82%	.84%
Net investment income (loss)	1.84% A	2.00%	1.94%	1.95%	2.35%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,695	$ 120,116	$ 56,139	$ 40,716	$ 37,020	$ 29,485
Portfolio turnover rate G	44% A	41%	55%	140%	74%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.77	$ 15.59	$ 14.77	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.15	.34	.31	.11
Net realized and unrealized gain (loss)	(1.16)	.99	1.32	.70
Total from investment operations	(1.01)	1.33	1.63	.81
Distributions from net investment income	(.01)	(.53)	(.31)	-
Distributions from net realized gain	(.49)	(.62)	(.50)	-
Total distributions	(.50)	(1.15)	(.81)	-
Net asset value, end of period	$ 14.26	$ 15.77	$ 15.59	$ 14.77
Total Return B,C,D	(6.43)%	8.89%	11.56%	5.80%
Ratios to Average Net Assets F,I
Expenses before reductions	.64% A	.68%	.73%	.76% A
Expenses net of fee waivers, if any	.64% A	.68%	.73%	.76% A
Expenses net of all reductions	.64% A	.68%	.71%	.73% A
Net investment income (loss)	2.01% A	2.14%	2.07%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 817,180	$ 396,524	$ 87,476	$ 14,133
Portfolio turnover rate G	44% A	41%	55%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III, (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Exchange-In-Kind. On March 28, 2008, the Fund completed a non-taxable exchange of securities with a value, including accrued interest, of $17,036,018 (which included $448,817 of unrealized depreciation) for 170,360 shares (each then valued at $100.00 per share) of the Fidelity High Income Central Fund 2, an affiliated entity. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, short-term distributions from Fidelity Central Funds, certain foreign taxes and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 103,576,238
Unrealized depreciation	(129,382,390)
Net unrealized appreciation (depreciation)	$ (25,806,152)
Cost for federal income tax purposes	$ 1,228,464,657

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $605,012,541 and $209,778,580, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 4,252
Service Class 2	149,786
$ 154,038

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 87,617
Service Class	3,761
Service Class 2	42,458
Investor Class	483,050
$ 616,886

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,947 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $769 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $109,994.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,242 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,553.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 85% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $16,114, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ 171,546	$ 9,335,952
Service Class	5,828	362,154
Service Class 2	77,706	2,653,704
Investor Class	334,727	7,635,828
Total	$ 589,807	$ 19,987,638
From net realized gain
Initial Class	$ 8,405,764	$ 11,000,156
Service Class	285,557	538,019
Service Class 2	3,807,586	2,375,971
Investor Class	16,401,628	3,812,318
Total	$ 28,900,535	$ 17,726,464

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	532,590	957,314	$ 7,912,938	$ 15,145,727
Reinvestment of distributions	594,820	1,334,236	8,577,310	20,336,108
Shares redeemed	(1,371,961)	(2,959,533)	(20,127,965)	(46,715,047)
Net increase (decrease)	(244,551)	(667,983)	$ (3,637,717)	$ (11,233,212)
Service Class
Shares sold	58,658	24,593	$ 869,921	$ 394,237
Reinvestment of distributions	20,277	59,512	291,385	900,173
Shares redeemed	(101,208)	(405,715)	(1,488,869)	(6,456,526)
Net increase (decrease)	(22,273)	(321,610)	$ (327,563)	$ (5,162,116)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Service Class 2
Shares sold	1,731,516	4,415,627	$ 25,189,895	$ 69,190,267
Reinvestment of distributions	272,652	331,594	3,885,292	5,029,674
Shares redeemed	(783,470)	(704,839)	(11,501,559)	(11,006,515)
Net increase (decrease)	1,220,698	4,042,382	$ 17,573,628	$ 63,213,426
Investor Class
Shares sold	31,202,300	19,027,117	$ 457,365,537	$ 303,692,314
Reinvestment of distributions	1,164,673	741,961	16,736,355	11,448,146
Shares redeemed	(188,635)	(241,975)	(2,836,470)	(3,777,883)
Net increase (decrease)	32,178,338	19,527,103	$ 471,265,422	$ 311,362,577

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	480,138,920.96	96.024
Withheld	19,882,478.12	3.976
TOTAL	500,021,399.08	100.000
Dennis J. Dirks
Affirmative	480,832,679.07	96.162
Withheld	19,188,720.01	3.838
TOTAL	500,021,399.08	100.000
Edward C. Johnson 3d
Affirmative	479,672,501.64	95.930
Withheld	20,348,897.44	4.070
TOTAL	500,021,399.08	100.000
Alan J. Lacy
Affirmative	480,855,085.66	96.167
Withheld	19,166,313.42	3.833
TOTAL	500,021,399.08	100.000
Ned C. Lautenbach
Affirmative	480,466,203.36	96.089
Withheld	19,555,195.72	3.911
TOTAL	500,021,399.08	100.000
Joseph Mauriello
Affirmative	480,901,405.05	96.176
Withheld	19,119,994.03	3.824
TOTAL	500,021,399.08	100.000
Cornelia M. Small
Affirmative	480,874,313.41	96.171
Withheld	19,147,085.67	3.829
TOTAL	500,021,399.08	100.000
William S. Stavropoulos
Affirmative	479,991,012.37	95.994
Withheld	20,030,386.71	4.006
TOTAL	500,021,399.08	100.000
David M. Thomas
Affirmative	480,965,859.46	96.189
Withheld	19,055,539.62	3.811
TOTAL	500,021,399.08	100.000
Michael E. Wiley
Affirmative	480,787,761.45	96.153
Withheld	19,233,637.63	3.847
TOTAL	500,021,399.08	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	414,160,662.88	82.829
Against	56,091,624.37	11.217
Abstain	29,769,111.83	5.954
TOTAL	500,021,399.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-SANN-0808
1.705697.110

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 900.10	$ 3.83
HypotheticalA	$ 1,000.00	$ 1,020.84	$ 4.07
Service Class
Actual	$ 1,000.00	$ 899.50	$ 4.25
HypotheticalA	$ 1,000.00	$ 1,020.39	$ 4.52
Service Class 2
Actual	$ 1,000.00	$ 899.60	$ 5.10
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.42
Investor Class
Actual	$ 1,000.00	$ 900.00	$ 4.25
HypotheticalA	$ 1,000.00	$ 1,020.39	$ 4.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.81%
Service Class	.90%
Service Class 2	1.08%
Investor Class	.90%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	6.7	5.5
Monsanto Co.	5.0	5.9
Biogen Idec, Inc.	4.4	4.6
Elan Corp. PLC sponsored ADR	4.3	2.5
Alstom SA	3.5	4.5
Union Pacific Corp.	2.4	1.6
Norfolk Southern Corp.	2.4	0.8
Applied Materials, Inc.	2.2	0.0
Allergan, Inc.	2.0	0.0
Qwest Communications International, Inc.	1.7	2.7
	34.6
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	16.7	22.5
Consumer Discretionary	14.5	16.1
Health Care	13.9	10.5
Energy	13.0	3.9
Materials	12.4	8.9
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 89.9%		Stocks 92.8%
	Bonds 0.0%		Bonds 0.1%
	Short-Term Investments and Net Other Assets 10.1%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	21.8%	**Foreign investments	22.9%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.5%
The Goodyear Tire & Rubber Co. (a)	21,500	$ 383,345
Automobiles - 0.9%
Fiat SpA	27,626	449,752
Renault SA	2,800	227,882
		677,634
Diversified Consumer Services - 1.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	6,900	305,394
ITT Educational Services, Inc. (a)	8,300	685,829
		991,223
Hotels, Restaurants & Leisure - 1.4%
Accor SA	7,773	516,358
Paddy Power PLC (Ireland)	14,200	446,754
Six Flags, Inc. (a)	40,400	46,460
		1,009,572
Media - 7.5%
Mediacom Communications Corp. Class A (a)	33,449	178,618
The Walt Disney Co.	157,100	4,901,520
Viacom, Inc. Class B (non-vtg.) (a)	6,000	183,240
Wolters Kluwer NV (Certificaten Van Aandelen)	8,100	188,534
		5,451,912
Multiline Retail - 0.3%
Saks, Inc. (a)	20,116	220,874
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	8,700	545,316
Guess?, Inc.	11,894	445,430
		990,746
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	5,749	800,261
TOTAL CONSUMER DISCRETIONARY		10,525,567
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	16,400	921,680
Personal Products - 0.1%
Bare Escentuals, Inc. (a)	4,000	74,920
TOTAL CONSUMER STAPLES		996,600
ENERGY - 13.0%
Energy Equipment & Services - 5.9%
Baker Hughes, Inc.	2,900	253,286
BJ Services Co.	22,235	710,186
Cameron International Corp. (a)	6,500	359,775
FMC Technologies, Inc. (a)	5,500	423,115
Halliburton Co.	13,900	737,673

	Shares	Value
National Oilwell Varco, Inc. (a)	5,700	$ 505,704
Smith International, Inc.	4,800	399,072
Weatherford International Ltd. (a)	11,300	560,367
Willbros Group, Inc. (a)	8,400	368,004
		4,317,182
Oil, Gas & Consumable Fuels - 7.1%
Apache Corp.	1,700	236,300
Canadian Natural Resources Ltd.	3,400	336,348
Chesapeake Energy Corp.	15,162	1,000,086
EOG Resources, Inc.	1,664	218,317
Exxon Mobil Corp.	3,400	299,642
Hess Corp.	5,400	681,426
Petrobank Energy & Resources Ltd. (a)	4,700	245,294
Petroleo Brasileiro SA - Petrobras sponsored ADR	14,950	1,058,909
XTO Energy, Inc.	15,275	1,046,490
		5,122,812
TOTAL ENERGY		9,439,994
FINANCIALS - 5.3%
Capital Markets - 1.9%
Janus Capital Group, Inc.	17,060	451,578
T. Rowe Price Group, Inc.	16,163	912,725
		1,364,303
Diversified Financial Services - 1.3%
Bolsa de Mercadorias & Futuros - BM&F SA	19,000	163,666
Bovespa Holding SA	13,000	174,463
CME Group, Inc.	1,600	613,104
		951,233
Real Estate Management & Development - 2.1%
CB Richard Ellis Group, Inc. Class A (a)	65,392	1,255,526
Jones Lang LaSalle, Inc.	4,053	243,950
		1,499,476
TOTAL FINANCIALS		3,815,012
HEALTH CARE - 13.9%
Biotechnology - 5.2%
Biogen Idec, Inc. (a)	57,077	3,190,034
Genentech, Inc. (a)	7,752	588,377
		3,778,411
Health Care Equipment & Supplies - 0.2%
Medtronic, Inc.	2,468	127,719
Health Care Providers & Services - 1.6%
Express Scripts, Inc. (a)	9,300	583,296
VCA Antech, Inc. (a)	22,300	619,494
		1,202,790
Life Sciences Tools & Services - 0.6%
Techne Corp. (a)	5,337	413,030
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 6.3%
Allergan, Inc.	27,629	$ 1,438,089
Elan Corp. PLC sponsored ADR (a)	87,645	3,115,780
Questcor Pharmaceuticals, Inc. (a)	9,448	43,839
		4,597,708
TOTAL HEALTH CARE		10,119,658
INDUSTRIALS - 16.7%
Airlines - 3.2%
AMR Corp. (a)	135,900	695,808
Continental Airlines, Inc. Class B (a)	43,200	436,752
Ryanair Holdings PLC sponsored ADR (a)	28,798	825,639
UAL Corp.	51,860	270,709
US Airways Group, Inc. (a)	34,300	85,750
		2,314,658
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	6,300	269,766
Monster Worldwide, Inc. (a)	5,900	121,599
		391,365
Electrical Equipment - 4.4%
ABB Ltd. sponsored ADR	23,300	659,856
Alstom SA	11,116	2,548,958
		3,208,814
Machinery - 3.1%
Caterpillar, Inc.	2,100	155,022
Cummins, Inc.	16,671	1,092,284
Deere & Co.	11,620	838,151
Eaton Corp.	2,100	178,437
		2,263,894
Road & Rail - 5.4%
All America Latina Logistica SA unit	23,100	294,513
Hertz Global Holdings, Inc. (a)	14,487	139,075
Norfolk Southern Corp.	27,742	1,738,591
Union Pacific Corp.	23,300	1,759,150
		3,931,329
TOTAL INDUSTRIALS		12,110,060
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.0%
Alcatel-Lucent SA sponsored ADR	42,100	254,284
QUALCOMM, Inc.	11,800	523,566
		777,850
Electronic Equipment & Instruments - 0.5%
Ingram Micro, Inc. Class A (a)	21,175	375,856
Internet Software & Services - 0.5%
DealerTrack Holdings, Inc. (a)	24,942	351,932

	Shares	Value
IT Services - 0.4%
Redecard SA	15,200	$ 280,828
Semiconductors & Semiconductor Equipment - 6.8%
Altera Corp.	15,409	318,966
Applied Materials, Inc.	82,400	1,573,016
ASML Holding NV (NY Shares)	13,500	329,400
Infineon Technologies AG sponsored ADR (a)	12,828	109,423
KLA-Tencor Corp.	17,971	731,599
Kulicke & Soffa Industries, Inc. (a)	22,062	160,832
Lam Research Corp. (a)	20,600	744,690
Micron Technology, Inc. (a)	47,700	286,200
Novellus Systems, Inc. (a)	10,700	226,733
Skyworks Solutions, Inc. (a)	24,900	245,763
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,100	208,381
		4,935,003
Software - 0.6%
Adobe Systems, Inc. (a)	10,529	414,737
TOTAL INFORMATION TECHNOLOGY		7,136,206
MATERIALS - 12.4%
Chemicals - 10.3%
FMC Corp.	14,975	1,159,664
Monsanto Co.	28,412	3,592,413
Potash Corp. of Saskatchewan, Inc.	4,200	959,994
Syngenta AG sponsored ADR	9,400	608,180
The Mosaic Co. (a)	8,000	1,157,600
		7,477,851
Metals & Mining - 2.1%
Agnico-Eagle Mines Ltd.	5,900	442,724
Goldcorp, Inc.	11,400	525,741
Kinross Gold Corp.	19,500	461,029
Newcrest Mining Ltd.	4,626	129,951
		1,559,445
TOTAL MATERIALS		9,037,296
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
Cbeyond, Inc. (a)	23,188	371,472
Qwest Communications International, Inc.	324,100	1,273,713
		1,645,185
Wireless Telecommunication Services - 0.4%
Centennial Communications Corp. Class A (a)	39,518	276,231
TOTAL TELECOMMUNICATION SERVICES		1,921,416
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Multi-Utilities - 0.3%
TECO Energy, Inc.	10,900	$ 234,241
TOTAL COMMON STOCKS (Cost $62,706,548)		65,336,050
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.7% 12/15/49 (a)	$ 200,000	3,000
7.9% 12/15/09 (a)	60,000	750
8.3% 12/15/29 (a)	610,000	7,625
9% 5/15/16 (a)	70,000	1,050
9.75% 5/15/21 (a)	40,000	600
10% 8/15/08 (a)	110,000	1,375
10.375% 2/1/11 (a)	60,000	900
		15,300
TOTAL NONCONVERTIBLE BONDS (Cost $33,584)		15,300
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b) (Cost $4,994,472)	4,994,472	$ 4,994,472
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $67,734,604)		70,345,822
NET OTHER ASSETS - 3.2%		2,299,321
NET ASSETS - 100%		$ 72,645,143
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,348
Fidelity Securities Lending Cash Central Fund	9,135
Total	$ 71,483
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 70,345,822	$ 65,952,284	$ 4,391,413	$ 2,125
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 7,650
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,525)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 2,125

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.2%
Ireland	6.0%
France	4.8%
Canada	4.0%
Brazil	2.7%
Switzerland	1.7%
Others (individually less than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $62,740,132)	$ 65,351,350
Fidelity Central Funds (cost $4,994,472)	4,994,472
Total Investments (cost $67,734,604)		$ 70,345,822
Foreign currency held at value (cost $15,171)		15,197
Receivable for investments sold		3,251,718
Receivable for fund shares sold		50,286
Dividends receivable		42,248
Distributions receivable from Fidelity Central Funds		3,825
Prepaid expenses		158
Other receivables		631
Total assets		73,709,885

Liabilities
Payable for investments purchased	$ 835,192
Payable for fund shares redeemed	144,303
Accrued management fee	35,692
Distribution fees payable	4,025
Other affiliated payables	8,678
Other payables and accrued expenses	36,852
Total liabilities		1,064,742

Net Assets		$ 72,645,143
Net Assets consist of:
Paid in capital		$ 69,561,359
Undistributed net investment income		187,782
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		284,834
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,611,168
Net Assets		$ 72,645,143

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($27,994,267 ÷ 3,426,587 shares)	$ 8.17

Service Class: Net Asset Value, offering price and redemption price per share ($528,314 ÷ 65,111 shares)	$ 8.11

Service Class 2: Net Asset Value, offering price and redemption price per share ($18,986,762 ÷ 2,365,695 shares)	$ 8.03

Investor Class: Net Asset Value, offering price and redemption price per share ($25,135,800 ÷ 3,079,166 shares)	$ 8.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 476,688
Interest		1,443
Income from Fidelity Central Funds		71,483
Total income		549,614

Expenses
Management fee	$ 224,289
Transfer agent fees	45,862
Distribution fees	24,342
Accounting and security lending fees	16,238
Custodian fees and expenses	25,060
Independent trustees' compensation	181
Registration fees	12
Audit	20,138
Legal	132
Miscellaneous	7,340
Total expenses before reductions	363,594
Expense reductions	(1,762)	361,832
Net investment income (loss)		187,782
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	453,079
Foreign currency transactions	(7,719)
Total net realized gain (loss)		445,360
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,164,643)
Assets and liabilities in foreign currencies	(199)
Total change in net unrealized appreciation (depreciation)		(10,164,842)
Net gain (loss)		(9,719,482)
Net increase (decrease) in net assets resulting from operations		$ (9,531,700)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 187,782	$ 305,038
Net realized gain (loss)	445,360	10,402,909
Change in net unrealized appreciation (depreciation)	(10,164,842)	(3,188,818)
Net increase (decrease) in net assets resulting from operations	(9,531,700)	7,519,129
Distributions to shareholders from net investment income	-	(282,239)
Distributions to shareholders from net realized gain	(502,212)	(11,227,871)
Total distributions	(502,212)	(11,510,110)
Share transactions - net increase (decrease)	(15,622,858)	(4,350,915)
Total increase (decrease) in net assets	(25,656,770)	(8,341,896)

Net Assets
Beginning of period	98,301,913	106,643,809
End of period (including undistributed net investment income of $187,782 and $0, respectively)	$ 72,645,143	$ 98,301,913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30,2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.61	$ 8.71	$ 7.19	$ 7.09	$ 5.65
Income from Investment Operations
Net investment income (loss) E	.02	.04	.04	.02 H	(.03) I	(.02)
Net realized and unrealized gain (loss)	(.93)	.65	1.17	1.50	.13	1.46
Total from investment operations	(.91)	.69	1.21	1.52	.10	1.44
Distributions from net investment income	-	(.04)	(.05)	-	-	-
Distributions from net realized gain	(.05)	(1.13)	(.26)	-	-	-
Total distributions	(.05)	(1.17)	(.31)	-	-	-
Net asset value, end of period	$ 8.17	$ 9.13	$ 9.61	$ 8.71	$ 7.19	$ 7.09
Total Return B, C, D	(9.99)%	7.12%	13.97%	21.14%	1.41%	25.49%
Ratios to Average Net AssetsF, J
Expenses before reductions	.81% A	.77%	.78%	.88%	.98%	1.83%
Expenses net of fee waivers, if any	.81%A	.77%	.78%	.85%	.98%	1.06%
Expenses net of all reductions	.80%A	.76%	.77%	.76%	.91%	.96%
Net investment income (loss)	.56%A	.37%	.48%	.21% H	(.48)% I	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,994	$ 42,887	$ 59,549	$ 57,609	$ 19,486	$ 16,684
Portfolio turnover rate G	134%A	138%	161%	201%	226%	307%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects on in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .07%. I Investment income per share reflects on in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.07	$ 9.56	$ 8.65	$ 7.15	$ 7.06	$ 5.64
Income from Investment Operations
Net investment income (loss)E	.02	.03	.04	.01H	(.04)I	(.04)
Net realized and unrealized gain (loss)	(.93)	.64	1.17	1.49	.13	1.46
Total from investment operations	(.91)	.67	1.21	1.50	.09	1.42
Distributions from net investment income	-	(.03)	(.04)	-	-	-
Distributions from net realized gain	(.05)	(1.13)	(.26)	-	-	-
Total distributions	(.05)	(1.16)	(.30)	-	-	-
Net asset value, end of period	$ 8.11	$ 9.07	$ 9.56	$ 8.65	$ 7.15	$ 7.06
Total ReturnB, C, D	(10.05)%	6.93%	13.99%	20.98%	1.27%	25.18%
Ratios to Average Net AssetsF, J
Expenses before reductions	.90% A	.86%	.88%	.99%	1.07%	1.92%
Expenses net of fee waivers, if any	.90% A	.86%	.88%	.96%	1.07%	1.38%
Expenses net of all reductions	.89% A	.86%	.87%	.88%	1.00%	1.29%
Net investment income (loss)	.47% A	.28%	.38%	.11% H	(.57)%I	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 528	$ 666	$ 910	$ 879	$ 644	$ 852
Portfolio turnover rate G	134% A	138%	161%	201%	226%	307%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects on in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%. IInvestment income per share reflects on in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 9.48	$ 8.58	$ 7.11	$ 7.02	$ 5.62
Income from Investment Operations
Net investment income (loss) E	.01	.01	.02	- H, K	(.05) I	(.05)
Net realized and unrealized gain (loss)	(.91)	.63	1.16	1.47	.14	1.45
Total from investment operations	(.90)	.64	1.18	1.47	.09	1.40
Distributions from net investment income	-	(.01)	(.02)	-	-	-
Distributions from net realized gain	(.05)	(1.13)	(.26)	-	-	-
Total distributions	(.05)	(1.14)	(.28)	-	-	-
Net asset value, end of period	$ 8.03	$ 8.98	$ 9.48	$ 8.58	$ 7.11	$ 7.02
Total Return B, C, D	(10.04)%	6.73%	13.81%	20.68%	1.28%	24.91%
Ratios to Average Net Assets F, J
Expenses before reductions	1.08% A	1.04%	1.05%	1.18%	1.26%	2.10%
Expenses net of fee waivers, if any	1.08%A	1.04%	1.05%	1.11%	1.25%	1.51%
Expenses net of all reductions	1.07% A	1.03%	1.04%	1.03%	1.17%	1.41%
Net investment income (loss)	.29% A	.10%	.21%	(.04)% H	(.74)% I	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,987	$ 22,687	$ 23,720	$ 18,208	$ 12,928	$ 10,772
Portfolio turnover rate G	134% A	138%	161%	201%	226%	307%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects on in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. I Investment income per share reflects on in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.61	$ 8.71	$ 7.89
Income from Investment Operations
Net investment income (loss)E	.02	.03	.03	- J
Net realized and unrealized gain (loss)	(.93)	.64	1.17	.82
Total from investment operations	(.91)	.67	1.20	.82
Distributions from net investment income	-	(.03)	(.04)	-
Distributions from net realized gain	(.05)	(1.13)	(.26)	-
Total distributions	(.05)	(1.16)	(.30)	-
Net asset value, end of period	$ 8.16	$ 9.12	$ 9.61	$ 8.71
Total Return B, C, D	(10.00)%	6.91%	13.87%	10.39%
Ratios to Average Net AssetsF, I
Expenses before reductions	.90% A	.88%	.90%	1.04% A
Expenses net of fee waivers, if any	.90% A	.88%	.90%	1.00% A
Expenses net of all reductions	.89% A	.88%	.89%	.92% A
Net investment income (loss)	.47% A	.25%	.36%	.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,136	$ 32,062	$ 22,464	$ 7,241
Portfolio turnover rate G	134% A	138%	161%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 13,998,062
Unrealized depreciation	(11,546,435)
Net unrealized appreciation (depreciation)	$ 2,451,627
Cost for federal income tax purposes	$ 67,894,195

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $51,880,020 and $68,040,931, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 292
Service Class 2	24,050
$ 24,342

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 12,649
Service Class	200
Service Class 2	9,413
Investor Class	23,600
$ 45,862

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $438 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $92 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9,135.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,762 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 73% of the total outstanding shares of the fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $9,668, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 161,654
Service Class	-	1,715
Service Class 2	-	27,177
Investor Class	-	91,693
Total	$ -	$ 282,239
From net realized gain
Initial Class	$ 206,971	$ 5,045,827
Service Class	3,526	80,105
Service Class 2	121,099	2,590,214
Investor Class	170,616	3,511,725
Total	$ 502,212	$ 11,227,871

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	60,510	717,533	$ 513,276	$ 7,278,289
Reinvestment of distributions	24,378	560,811	206,971	5,207,481
Shares redeemed	(1,357,988)	(2,773,944)	(11,331,445)	(28,210,231)
Net increase (decrease)	(1,273,100)	(1,495,600)	$ (10,611,198)	$ (15,724,461)
Service Class
Shares sold	739	19,082	$ 6,357	$ 190,455
Reinvestment of distributions	418	8,857	3,526	81,820
Shares redeemed	(9,469)	(49,772)	(78,786)	(497,922)
Net increase (decrease)	(8,312)	(21,833)	$ (68,903)	$ (225,647)
Service Class 2
Shares sold	579,053	579,934	$ 4,748,002	$ 5,816,289
Reinvestment of distributions	14,520	287,037	121,099	2,617,391
Shares redeemed	(754,939)	(843,254)	(6,157,846)	(8,386,696)
Net increase (decrease)	(161,366)	23,717	$ (1,288,745)	$ 46,984
Investor Class
Shares sold	213,475	1,549,537	$ 1,772,646	$ 15,726,601
Reinvestment of distributions	20,120	389,459	170,616	3,603,418
Shares redeemed	(669,207)	(761,472)	(5,597,274)	(7,777,810)
Net increase (decrease)	(435,612)	1,177,524	$ (3,654,012)	$ 11,552,209

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	480,138,920.96	96.024
Withheld	19,882,478.12	3.976
TOTAL	500,021,399.08	100.000
Dennis J. Dirks
Affirmative	480,832,679.07	96.162
Withheld	19,188,720.01	3.838
TOTAL	500,021,399.08	100.000
Edward C. Johnson 3d
Affirmative	479,672,501.64	95.930
Withheld	20,348,897.44	4.070
TOTAL	500,021,399.08	100.000
Alan J. Lacy
Affirmative	480,855,085.66	96.167
Withheld	19,166,313.42	3.833
TOTAL	500,021,399.08	100.000
Ned C. Lautenbach
Affirmative	480,466,203.36	96.089
Withheld	19,555,195.72	3.911
TOTAL	500,021,399.08	100.000
Joseph Mauriello
Affirmative	480,901,405.05	96.176
Withheld	19,119,994.03	3.824
TOTAL	500,021,399.08	100.000
Cornelia M. Small
Affirmative	480,874,313.41	96.171
Withheld	19,147,085.67	3.829
TOTAL	500,021,399.08	100.000
William S. Stavropoulos
Affirmative	479,991,012.37	95.994
Withheld	20,030,386.71	4.006
TOTAL	500,021,399.08	100.000
David M. Thomas
Affirmative	480,965,859.46	96.189
Withheld	19,055,539.62	3.811
TOTAL	500,021,399.08	100.000
Michael E. Wiley
Affirmative	480,787,761.45	96.153
Withheld	19,233,637.63	3.847
TOTAL	500,021,399.08	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	414,160,662.88	82.829
Against	56,091,624.37	11.217
Abstain	29,769,111.83	5.954
TOTAL	500,021,399.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0808
1.761772.107

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 854.50	$ 3.41
Hypothetical A	$ 1,000.00	$ 1,021.18	$ 3.72
Service Class
Actual	$ 1,000.00	$ 854.10	$ 3.83
Hypothetical A	$ 1,000.00	$ 1,020.74	$ 4.17
Service Class 2
Actual	$ 1,000.00	$ 853.40	$ 4.56
Hypothetical A	$ 1,000.00	$ 1,019.94	$ 4.97
Investor Class
Actual	$ 1,000.00	$ 854.00	$ 3.83
Hypothetical A	$ 1,000.00	$ 1,020.74	$ 4.17

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.74%
Service Class	.83%
Service Class 2.99%
Investor Class	.83%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cabot Oil & Gas Corp.	1.2	0.8
Petrohawk Energy Corp.	1.2	0.5
Ultra Petroleum Corp.	1.2	0.8
NRG Energy, Inc.	1.1	1.5
NCR Corp.	1.1	0.7
ON Semiconductor Corp.	1.0	0.3
Itron, Inc.	1.0	0.9
CB Richard Ellis Group, Inc. Class A	1.0	0.6
National Oilwell Varco, Inc.	0.8	0.3
Eastman Kodak Co.	0.7	0.6
	10.3
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	14.4
Consumer Discretionary	16.7	16.0
Industrials	15.4	13.8
Information Technology	14.7	18.0
Energy	12.0	10.4
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 100.1%		Stocks 99.8%
	Short-Term Investments and Net Other Assets † (0.1)%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	18.6%	** Foreign investments	19.2%

†Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.2%
FCC Co. Ltd.	2,600	$ 40,017
Federal-Mogul Corp. Class A (a)	54,400	877,472
Johnson Controls, Inc.	68,300	1,958,844
The Goodyear Tire & Rubber Co. (a)	89,100	1,588,653
		4,464,986
Automobiles - 0.7%
Fiat SpA	79,800	1,299,147
Renault SA	15,700	1,277,767
		2,576,914
Diversified Consumer Services - 2.0%
H&R Block, Inc.	105,400	2,255,560
Hillenbrand, Inc.	95,894	2,052,132
Princeton Review, Inc. (a)	168,334	1,137,938
Regis Corp.	51,300	1,351,755
Service Corp. International	39,702	391,462
		7,188,847
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	56,900	1,075,410
DineEquity, Inc. (d)	49,300	1,841,848
International Game Technology	38,900	971,722
McCormick & Schmick's Seafood Restaurants (a)	52,200	503,208
Vail Resorts, Inc. (a)(d)	35,600	1,524,748
		5,916,936
Household Durables - 2.6%
Black & Decker Corp.	31,400	1,805,814
Centex Corp.	90,500	1,209,985
Ethan Allen Interiors, Inc.	38,200	939,720
Leggett & Platt, Inc.	43,800	734,526
Pulte Homes, Inc. (d)	163,400	1,573,542
The Stanley Works	30,200	1,353,866
Whirlpool Corp.	25,500	1,574,115
		9,191,568
Leisure Equipment & Products - 1.0%
Brunswick Corp.	96,900	1,027,140
Eastman Kodak Co.	182,500	2,633,475
		3,660,615
Media - 2.3%
Cinemark Holdings, Inc. (d)	128,201	1,674,305
DISH Network Corp. Class A (a)	9,400	275,232
E.W. Scripps Co. Class A (g)	44,600	1,852,684
Grupo Televisa SA de CV (CPO) sponsored ADR	63,600	1,502,232
Lamar Advertising Co. Class A (a)	1,100	39,633
Liberty Media Corp. - Capital Series A (a)	81,200	1,169,280
Live Nation, Inc. (a)(d)	66,047	698,777
Scripps Networks Interactive, Inc. Class A (f)	9,700	371,995

	Shares	Value
Virgin Media, Inc.	36,200	$ 492,682
WPP Group PLC	3,800	36,312
		8,113,132
Multiline Retail - 0.4%
Tuesday Morning Corp. (a)	313,581	1,288,818
Specialty Retail - 4.8%
Advance Auto Parts, Inc.	46,000	1,786,180
Asbury Automotive Group, Inc.	114,259	1,468,228
Group 1 Automotive, Inc. (d)	54,100	1,074,967
Jos. A. Bank Clothiers, Inc. (a)(d)	54,278	1,451,937
Lithia Motors, Inc. Class A (sub. vtg.) (d)	145,613	716,416
Lowe's Companies, Inc.	32,900	682,675
MarineMax, Inc. (a)(d)	38,400	275,328
OfficeMax, Inc.	99,509	1,383,175
PetSmart, Inc.	72,400	1,444,380
Sherwin-Williams Co.	27,500	1,263,075
Staples, Inc.	107,600	2,555,500
The Men's Wearhouse, Inc.	42,368	690,175
Tween Brands, Inc. (a)	91,000	1,497,860
Williams-Sonoma, Inc.	38,400	761,856
		17,051,752
Textiles, Apparel & Luxury Goods - 0.0%
Bijou Brigitte Modische Accessoires AG	300	40,150
TOTAL CONSUMER DISCRETIONARY		59,493,718
CONSUMER STAPLES - 3.5%
Beverages - 0.1%
Cott Corp. (a)	146,000	464,060
Food & Staples Retailing - 1.6%
Kroger Co.	30,300	874,761
SUPERVALU, Inc.	40,800	1,260,312
Sysco Corp.	52,600	1,447,026
Winn-Dixie Stores, Inc. (a)	124,570	1,995,611
		5,577,710
Food Products - 1.1%
Cermaq ASA	88,500	1,054,031
Global Bio-Chem Technology Group Co. Ltd.	482,000	200,286
Lighthouse Caledonia ASA	166,426	195,745
Marine Harvest ASA (a)(d)	3,127,000	2,290,286
		3,740,348
Household Products - 0.5%
Energizer Holdings, Inc. (a)	23,400	1,710,306
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	43,700	818,501
TOTAL CONSUMER STAPLES		12,310,925
ENERGY - 12.0%
Energy Equipment & Services - 4.5%
Acergy SA sponsored ADR	38,900	865,914
BJ Services Co.	32,319	1,032,269
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Calfrac Well Services Ltd.	18,400	$ 579,970
ENSCO International, Inc.	4,900	395,626
Exterran Holdings, Inc. (a)	21,600	1,544,184
Global Industries Ltd. (a)	109,723	1,967,333
Hercules Offshore, Inc. (a)	19,467	740,135
National Oilwell Varco, Inc. (a)	31,000	2,750,320
Oceaneering International, Inc. (a)	13,000	1,001,650
Parker Drilling Co. (a)	63,300	633,633
Patterson-UTI Energy, Inc.	39,200	1,412,768
Petroleum Geo-Services ASA	63,000	1,542,686
Pride International, Inc. (a)	32,300	1,527,467
		15,993,955
Oil, Gas & Consumable Fuels - 7.5%
Arch Coal, Inc.	6,400	480,192
Boardwalk Pipeline Partners, LP	18,013	423,125
Cabot Oil & Gas Corp.	63,182	4,279,314
Canadian Natural Resources Ltd.	19,000	1,879,590
Concho Resources, Inc.	9,700	361,810
Copano Energy LLC	38,088	1,285,470
Denbury Resources, Inc. (a)	31,300	1,142,450
Energy Transfer Equity LP	20,200	585,598
Hess Corp.	14,900	1,880,231
Niko Resources Ltd.	1,900	182,181
Petrohawk Energy Corp. (a)	92,370	4,277,655
Petroplus Holdings AG (a)	31,468	1,684,310
Quicksilver Gas Services LP	53,532	1,251,043
Reliance Industries Ltd.	4,230	206,440
Sunoco, Inc.	36,000	1,464,840
Ultra Petroleum Corp. (a)	41,900	4,114,580
Valero Energy Corp.	31,800	1,309,524
		26,808,353
TOTAL ENERGY		42,802,308
FINANCIALS - 17.2%
Capital Markets - 2.0%
EFG International	29,326	798,183
Fortress Investment Group LLC (d)	57,797	712,059
Franklin Resources, Inc.	10,800	989,820
Julius Baer Holding AG	19,396	1,300,881
KBW, Inc. (a)(d)	58,267	1,199,135
Lehman Brothers Holdings, Inc.	68,700	1,360,947
State Street Corp.	11,900	761,481
		7,122,506
Commercial Banks - 3.1%
Associated Banc-Corp. (d)	50,600	976,074
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	60,100	973,019
Boston Private Financial Holdings, Inc.	25,885	146,768
Center Financial Corp., California	92,689	785,076

	Shares	Value
City National Corp.	5,300	$ 222,971
First Midwest Bancorp, Inc., Delaware	2,900	54,085
Huntington Bancshares, Inc.	4,500	25,965
IBERIABANK Corp.	1,800	80,046
Intervest Bancshares Corp. Class A	14,738	75,459
KeyCorp	130,300	1,430,694
Renasant Corp.	7,958	117,221
Sumitomo Mitsui Financial Group, Inc.	129	970,857
Taylor Capital Group, Inc.	30,126	225,644
UCBH Holdings, Inc. (d)	217,902	490,280
UnionBanCal Corp.	28,469	1,150,717
Wachovia Corp.	99,200	1,540,576
West Coast Bancorp, Oregon	28,900	250,563
Western Alliance Bancorp. (a)(d)	6,000	46,560
Wilshire Bancorp, Inc.	72,850	624,325
Wintrust Financial Corp.	17,226	410,840
Zions Bancorp	8,200	258,218
		10,855,958
Consumer Finance - 0.0%
Capital One Financial Corp.	1,800	68,418
Diversified Financial Services - 1.6%
CIT Group, Inc.	118,680	808,211
CME Group, Inc.	500	191,595
JPMorgan Chase & Co.	42,700	1,465,037
KKR Financial Holdings LLC	172,800	1,814,400
MarketAxess Holdings, Inc. (a)	167,114	1,263,382
		5,542,625
Insurance - 2.5%
American International Group, Inc.	49,044	1,297,704
American Safety Insurance Group Ltd. (a)	26,256	377,561
Argo Group International Holdings, Ltd. (a)	34,127	1,145,302
Everest Re Group Ltd.	21,600	1,721,736
Genworth Financial, Inc. Class A (non-vtg.)	25,200	448,812
IPC Holdings Ltd.	13,900	369,045
LandAmerica Financial Group, Inc. (d)	38,560	855,646
Maiden Holdings Ltd. (e)	23,100	147,840
Principal Financial Group, Inc.	34,900	1,464,753
Stewart Information Services Corp.	9,600	185,664
The First American Corp.	23,996	633,494
XL Capital Ltd. Class A	16,900	347,464
		8,995,021
Real Estate Investment Trusts - 4.7%
Alexandria Real Estate Equities, Inc.	20,899	2,034,309
Annaly Capital Management, Inc.	91,000	1,411,410
CapitalSource, Inc. (d)	143,014	1,584,595
Chimera Investment Corp.	73,300	660,433
Corporate Office Properties Trust (SBI)	40,600	1,393,798
Developers Diversified Realty Corp.	41,200	1,430,052
General Growth Properties, Inc.	62,700	2,196,381
Highwoods Properties, Inc. (SBI)	13,400	421,028
iStar Financial, Inc. (d)	16,500	217,965
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Potlatch Corp.	36,000	$ 1,624,320
Public Storage	18,375	1,484,516
SL Green Realty Corp.	7,600	628,672
Tanger Factory Outlet Centers, Inc.	16,100	578,473
Vornado Realty Trust	12,400	1,091,200
		16,757,152
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)(d)	178,000	3,417,600
Jones Lang LaSalle, Inc.	4,800	288,912
The St. Joe Co. (d)	46,600	1,599,312
		5,305,824
Thrifts & Mortgage Finance - 1.8%
Encore Bancshares, Inc.	10,706	167,549
Fannie Mae	79,700	1,554,947
FirstFed Financial Corp. (a)(d)	42,100	338,484
Hudson City Bancorp, Inc.	54,600	910,728
MGIC Investment Corp. (d)	61,700	376,987
Washington Federal, Inc.	108,100	1,956,610
Washington Mutual, Inc.	228,357	1,125,800
		6,431,105
TOTAL FINANCIALS		61,078,609
HEALTH CARE - 6.2%
Biotechnology - 0.7%
GTx, Inc. (a)(d)	50,927	730,802
OSI Pharmaceuticals, Inc. (a)	7,200	297,504
Theravance, Inc. (a)(d)	115,080	1,366,000
		2,394,306
Health Care Equipment & Supplies - 0.5%
Align Technology, Inc. (a)	6,300	66,087
Covidien Ltd.	29,250	1,400,783
Integra LifeSciences Holdings Corp. (a)	5,900	262,432
		1,729,302
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc. (d)	87,716	1,785,898
Capital Senior Living Corp. (a)	86,155	649,609
Community Health Systems, Inc. (a)	4,500	148,410
Emeritus Corp. (a)	61,056	892,639
HealthSouth Corp. (a)(d)	85,500	1,421,865
Universal American Financial Corp. (a)	151,918	1,552,602
Universal Health Services, Inc. Class B	25,600	1,618,432
VCA Antech, Inc. (a)	39,500	1,097,310
		9,166,765
Life Sciences Tools & Services - 0.2%
AMAG Pharmaceuticals, Inc.	24,000	818,400

	Shares	Value
Pharmaceuticals - 2.2%
Allergan, Inc.	9,700	$ 504,885
Alpharma, Inc. Class A (a)(d)	102,500	2,309,325
Barr Pharmaceuticals, Inc. (a)	34,483	1,554,494
BioForm Medical, Inc.	124,100	501,364
Elan Corp. PLC sponsored ADR (a)	14,400	511,920
Sepracor, Inc. (a)	55,000	1,095,600
XenoPort, Inc. (a)	34,700	1,354,341
		7,831,929
TOTAL HEALTH CARE		21,940,702
INDUSTRIALS - 15.4%
Aerospace & Defense - 0.4%
Heico Corp. Class A	57,700	1,533,666
Building Products - 0.8%
Masco Corp.	62,200	978,406
Owens Corning (a)	81,000	1,842,750
		2,821,156
Commercial Services & Supplies - 4.2%
ACCO Brands Corp. (a)	115,949	1,302,107
Allied Waste Industries, Inc. (a)	141,200	1,781,944
Avery Dennison Corp.	22,800	1,001,604
Cenveo, Inc. (a)	86,193	842,106
Consolidated Graphics, Inc. (a)	25,200	1,241,604
CoStar Group, Inc. (a)	18,850	837,883
EnergySolutions, Inc.	70,700	1,580,145
Equifax, Inc.	42,500	1,428,850
First Advantage Corp. Class A (a)	44,431	704,231
GeoEye, Inc. (a)	121,600	2,153,536
Huron Consulting Group, Inc. (a)	6,300	285,642
Monster Worldwide, Inc. (a)	2,200	45,342
MPS Group, Inc. (a)	17,700	188,151
R.R. Donnelley & Sons Co.	53,600	1,591,384
		14,984,529
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	19,700	784,454
Great Lakes Dredge & Dock Corp.	159,978	977,466
MYR Group, Inc. (a)(e)	63,900	1,054,350
Outotec Oyj	2,800	177,338
Shaw Group, Inc. (a)	12,500	772,375
URS Corp. (a)	50,836	2,133,587
		5,899,570
Electrical Equipment - 2.8%
Acuity Brands, Inc.	40,600	1,952,048
Belden, Inc. (d)	49,000	1,660,120
Cooper Industries Ltd. Class A	37,400	1,477,300
Nexans SA	1,200	147,068
Prysmian SpA	66,200	1,671,246
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Vestas Wind Systems AS (a)	12,700	$ 1,653,501
Zumtobel AG	57,700	1,310,470
		9,871,753
Industrial Conglomerates - 0.4%
Siemens AG (Reg.)	11,800	1,308,147
Machinery - 2.8%
Accuride Corp. (a)	188,574	801,440
Albany International Corp. Class A	50,000	1,450,000
Commercial Vehicle Group, Inc. (a)	22,800	213,180
Cummins, Inc.	6,800	445,536
Eaton Corp.	21,400	1,818,358
Force Protection, Inc. (a)(d)	177,400	587,194
GEA Group AG	16,400	579,038
Ingersoll-Rand Co. Ltd. Class A	36,000	1,347,480
Navistar International Corp. (a)	26,900	1,770,558
NGK Insulators Ltd.	15,000	291,763
Vallourec SA	2,100	734,432
		10,038,979
Marine - 0.6%
Ultrapetrol (Bahamas) Ltd. (a)	172,289	2,172,564
Road & Rail - 1.1%
Con-way, Inc.	14,200	671,092
J.B. Hunt Transport Services, Inc.	21,500	715,520
Knight Transportation, Inc.	55,900	1,022,970
Old Dominion Freight Lines, Inc. (a)	21,471	644,559
P.A.M. Transportation Services, Inc. (a)	71,026	756,427
YRC Worldwide, Inc. (a)	12,200	181,414
		3,991,982
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (a)(d)	50,700	537,927
ERIKS Group NV (Certificaten Van Aandelen) unit	6,815	445,641
Rush Enterprises, Inc.:
Class A (a)	105,546	1,267,607
Class B (a)	8,000	86,880
		2,338,055
TOTAL INDUSTRIALS		54,960,401
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.4%
Comverse Technology, Inc. (a)	25,600	433,920
Nokia Corp. sponsored ADR	29,900	732,550
RADWARE Ltd. (a)	20,604	181,521
		1,347,991
Computers & Peripherals - 1.5%
NCR Corp. (a)	157,100	3,958,920
Western Digital Corp. (a)	38,700	1,336,311
		5,295,231

	Shares	Value
Electronic Equipment & Instruments - 3.2%
Agilent Technologies, Inc. (a)	23,500	$ 835,190
Arrow Electronics, Inc. (a)	60,400	1,855,488
Avnet, Inc. (a)	51,550	1,406,284
Bell Microproducts, Inc. (a)	227,015	549,376
Ingram Micro, Inc. Class A (a)	76,900	1,364,975
Itron, Inc. (a)(d)	36,430	3,582,891
Tyco Electronics Ltd.	53,550	1,918,161
		11,512,365
Internet Software & Services - 2.1%
DealerTrack Holdings, Inc. (a)	73,155	1,032,217
Dice Holdings, Inc.	236,226	1,951,227
Move, Inc. (a)	892,048	2,078,472
SAVVIS, Inc. (a)	26,800	345,988
VeriSign, Inc. (a)	60,400	2,283,120
		7,691,024
IT Services - 1.7%
Fiserv, Inc. (a)	28,400	1,288,508
Sapient Corp. (a)	198,902	1,276,951
Satyam Computer Services Ltd. sponsored ADR	54,300	1,331,436
Unisys Corp. (a)	513,300	2,027,535
		5,924,430
Semiconductors & Semiconductor Equipment - 4.3%
Altera Corp.	88,600	1,834,020
ARM Holdings PLC sponsored ADR	237,700	1,209,893
ASML Holding NV (NY Shares)	66,200	1,615,280
Atmel Corp. (a)	427,200	1,486,656
Infineon Technologies AG sponsored ADR (a)	114,700	978,391
Lam Research Corp. (a)	59,100	2,136,465
NEC Electronics Corp. (a)	27,300	680,154
ON Semiconductor Corp. (a)	394,891	3,621,150
Varian Semiconductor Equipment Associates, Inc. (a)	48,700	1,695,734
		15,257,743
Software - 1.5%
CA, Inc.	31,600	729,644
Gameloft (a)	155,269	731,234
Misys PLC	519,521	1,537,323
Synchronoss Technologies, Inc. (a)	20,500	185,115
THQ, Inc. (a)	96,800	1,961,168
Voltaire Ltd.	55,000	273,350
		5,417,834
TOTAL INFORMATION TECHNOLOGY		52,446,618
MATERIALS - 7.1%
Chemicals - 4.4%
Albemarle Corp.	63,900	2,550,249
Arkema sponsored ADR	23,100	1,303,995
Calgon Carbon Corp. (a)	138,294	2,138,025
Celanese Corp. Class A	39,179	1,788,913
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
H.B. Fuller Co.	63,700	$ 1,429,428
Innospec, Inc.	9,751	183,514
Methanex Corp.	4,300	121,574
Minerals Technologies, Inc.	21,011	1,336,089
OM Group, Inc. (a)(d)	50,100	1,642,779
Rockwood Holdings, Inc. (a)	17,300	602,040
Rohm & Haas Co.	13,400	622,296
Tronox, Inc. Class A	11,200	35,392
W.R. Grace & Co. (a)	75,436	1,771,992
		15,526,286
Construction Materials - 0.2%
Eagle Materials, Inc.	30,400	770,032
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	10,500	314,895
Temple-Inland, Inc. (d)	64,500	726,915
		1,041,810
Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd.	13,900	1,043,028
AK Steel Holding Corp.	16,300	1,124,700
Globe Specialty Metals, Inc. (Reg. S) (a)	56,587	1,683,463
Goldcorp, Inc.	13,600	627,200
Kinross Gold Corp.	25,600	605,248
Randgold Resources Ltd. sponsored ADR	15,600	720,408
Shore Gold, Inc. (a)	373,000	977,005
ZincOx Resources PLC (a)	148,079	426,625
		7,207,677
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International, Inc.	52,374	882,502
TOTAL MATERIALS		25,428,307
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Global Crossing Ltd. (a)	107,532	1,929,124
Qwest Communications International, Inc.	477,100	1,875,003
		3,804,127
UTILITIES - 5.9%
Electric Utilities - 2.7%
Allegheny Energy, Inc.	37,073	1,857,728
E.ON AG	7,700	1,551,888
Edison International	25,300	1,299,914
Entergy Corp.	11,300	1,361,424
Exelon Corp.	15,300	1,376,388
PPL Corp.	41,900	2,190,113
		9,637,455
Gas Utilities - 0.1%
Equitable Resources, Inc.	1,500	103,590

	Shares	Value
Independent Power Producers & Energy Traders - 3.1%
AES Corp. (a)	98,700	$ 1,896,027
Clipper Windpower PLC (a)	152,941	1,620,378
Constellation Energy Group, Inc.	25,411	2,086,243
NRG Energy, Inc. (a)	92,376	3,962,930
Reliant Energy, Inc. (a)	72,452	1,541,054
		11,106,632
TOTAL UTILITIES		20,847,677
TOTAL COMMON STOCKS (Cost $410,430,345)		355,113,392
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	500	350,000
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	3,300	134,904
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $641,276)		484,904
Investment Companies - 0.1%

Ares Capital Corp. (Cost $482,786)	37,700	380,016
Money Market Funds - 8.3%

Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c) (Cost $29,639,125)	29,639,125	29,639,125
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $441,193,532)		385,617,437
NET OTHER ASSETS - (8.4)%		(29,800,921)
NET ASSETS - 100%		$ 355,816,516
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,202,190 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The security is subject to a forward commitment to sell.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,566
Fidelity Securities Lending Cash Central Fund	355,295
Total	$ 358,861
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 385,617,437	$ 358,664,356	$ 26,953,081	$ 0
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 256,100
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	115,624
Cost of Purchases	682,626
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	(1,054,350)
Ending Balance	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.4%
Bermuda	3.3%
Canada	2.9%
United Kingdom	1.5%
Norway	1.4%
Germany	1.3%
France	1.1%
Switzerland	1.1%
Others (individually less than 1%)	6.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,047,710) - See accompanying schedule: Unaffiliated issuers (cost $411,554,407)	$ 355,978,312
Fidelity Central Funds (cost $29,639,125)	29,639,125
Total Investments (cost $441,193,532)		$ 385,617,437
Commitment to sell securities on a when issued basis	(136,922)
Receivable for securities sold on a when issued basis	165,947	29,025
Receivable for investments sold		6,154,288
Foreign currency held at value (cost $3,581)		3,581
Receivable for fund shares sold		520,911
Dividends receivable		365,895
Distributions receivable from Fidelity Central Funds		61,188
Prepaid expenses		791
Other receivables		44,683
Total assets		392,797,799

Liabilities
Payable to custodian bank	$ 1,172,124
Payable for investments purchased
Regular delivery	4,987,862
Delayed delivery	413,723
Payable for fund shares redeemed	402,004
Accrued management fee	178,493
Distribution fees payable	39,826
Other affiliated payables	37,984
Other payables and accrued expenses	110,142
Collateral on securities loaned, at value	29,639,125
Total liabilities		36,981,283

Net Assets		$ 355,816,516
Net Assets consist of:
Paid in capital		$ 444,628,046
Undistributed net investment income		1,212,408
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,477,492)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(55,546,446)
Net Assets		$ 355,816,516

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($96,628,064 ÷ 11,051,431 shares)	$ 8.74

Service Class: Net Asset Value, offering price and redemption price per share ($42,679,014 ÷ 4,900,261 shares)	$ 8.71

Service Class 2: Net Asset Value, offering price and redemption price per share ($159,903,764 ÷ 18,231,920 shares)	$ 8.77

Investor Class: Net Asset Value, offering price and redemption price per share ($56,605,674 ÷ 6,505,235 shares)	$ 8.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 2,684,574
Interest		6,504
Income from Fidelity Central Funds (including $355,295 from security lending)		358,861
Total income		3,049,939

Expenses
Management fee	$ 1,118,332
Transfer agent fees	167,130
Distribution fees	250,127
Accounting and security lending fees	81,521
Custodian fees and expenses	77,919
Independent trustees' compensation	900
Registration fees	453
Audit	17,495
Legal	660
Interest	5,899
Miscellaneous	37,203
Total expenses before reductions	1,757,639
Expense reductions	(6,686)	1,750,953
Net investment income (loss)		1,298,986
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(27,276,333)
Foreign currency transactions	(6,925)
Total net realized gain (loss)		(27,283,258)
Change in net unrealized appreciation (depreciation) on: Investment securities	(41,123,533)
Assets and liabilities in foreign currencies	(5,633)
When issued commitments	29,025
Total change in net unrealized appreciation (depreciation)		(41,100,141)
Net gain (loss)		(68,383,399)
Net increase (decrease) in net assets resulting from operations		$ (67,084,413)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,298,986	$ 1,765,106
Net realized gain (loss)	(27,283,258)	69,884,643
Change in net unrealized appreciation (depreciation)	(41,100,141)	(50,649,049)
Net increase (decrease) in net assets resulting from operations	(67,084,413)	21,000,700
Distributions to shareholders from net investment income	-	(4,002,672)
Distributions to shareholders from net realized gain	(75,949,524)	(51,429,219)
Total distributions	(75,949,524)	(55,431,891)
Share transactions - net increase (decrease)	17,305,198	65,945,536
Total increase (decrease) in net assets	(125,728,739)	31,514,345

Net Assets
Beginning of period	481,545,255	450,030,910
End of period (including undistributed net investment income of $1,212,408 and distributions in excess of net investment income of $86,578, respectively)	$ 355,816,516	$ 481,545,255

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 13.47	$ 14.01	$ 14.13	$ 12.41	$ 7.91
Income from Investment Operations
Net investment income (loss) E	.04	.06	.09	.07	.01	- I
Net realized and unrealized gain (loss)	(1.74)	.71	1.89	.28	1.74	4.58
Total from investment operations	(1.70)	.77	1.98	.35	1.75	4.58
Distributions from net investment income	-	(.15)	(.08)	-	-	-
Distributions from net realized gain	(2.13)	(1.52)	(2.44)	(.47)	(.03)	(.08)
Total distributions	(2.13)	(1.67)	(2.52)	(.47)	(.03)	(.08)
Net asset value, end of period	$ 8.74	$ 12.57	$ 13.47	$ 14.01	$ 14.13	$ 12.41
Total Return B,C,D	(14.55)%	5.64%	16.33%	2.66%	14.13%	57.91%
Ratios to Average Net Assets F,H
Expenses before reductions	.74% A	.70%	.73%	.72%	.71%	.76%
Expenses net of fee waivers, if any	.74% A	.70%	.73%	.72%	.71%	.76%
Expenses net of all reductions	.73% A	.70%	.72%	.66%	.70%	.73%
Net investment income (loss)	.78% A	.46%	.69%	.54%	.10%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,628	$ 131,665	$ 130,035	$ 144,685	$ 229,764	$ 161,705
Portfolio turnover rate G	138% A	197%	183%	109%	41%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total return shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 13.42	$ 13.97	$ 14.09	$ 12.39	$ 7.90
Income from Investment Operations
Net investment income (loss) E	.03	.05	.07	.06	- I	(.01)
Net realized and unrealized gain (loss)	(1.73)	.71	1.89	.27	1.73	4.58
Total from investment operations	(1.70)	.76	1.96	.33	1.73	4.57
Distributions from net investment income	-	(.12)	(.07)	-	-	-
Distributions from net realized gain	(2.13)	(1.52)	(2.44)	(.45)	(.03)	(.08)
Total distributions	(2.13)	(1.64)	(2.51)	(.45)	(.03)	(.08)
Net asset value, end of period	$ 8.71	$ 12.54	$ 13.42	$ 13.97	$ 14.09	$ 12.39
Total Return B,C,D	(14.59)%	5.60%	16.20%	2.55%	13.99%	57.79%
Ratios to Average Net Assets F,H
Expenses before reductions	.83% A	.80%	.83%	.82%	.81%	.84%
Expenses net of fee waivers, if any	.83% A	.80%	.83%	.82%	.81%	.84%
Expenses net of all reductions	.83% A	.79%	.82%	.76%	.80%	.81%
Net investment income (loss)	.69% A	.36%	.59%	.44%	-%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,679	$ 63,242	$ 66,109	$ 74,698	$ 98,542	$ 83,146
Portfolio turnover rate G	138% A	197%	183%	109%	41%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.49	$ 14.02	$ 14.14	$ 12.45	$ 7.95
Income from Investment Operations
Net investment income (loss) E	.03	.03	.05	.04	(.02)	(.02)
Net realized and unrealized gain (loss)	(1.75)	.70	1.91	.28	1.74	4.58
Total from investment operations	(1.72)	.73	1.96	.32	1.72	4.56
Distributions from net investment income	-	(.08)	(.05)	-	-	-
Distributions from net realized gain	(2.13)	(1.52)	(2.44)	(.44)	(.03)	(.06)
Total distributions	(2.13)	(1.60)	(2.49)	(.44)	(.03)	(.06)
Net asset value, end of period	$ 8.77	$ 12.62	$ 13.49	$ 14.02	$ 14.14	$ 12.45
Total Return B,C,D	(14.66)%	5.36%	16.09%	2.43%	13.84%	57.36%
Ratios to Average Net Assets F,H
Expenses before reductions	.99% A	.95%	.98%	.97%	.97%	.99%
Expenses net of fee waivers, if any	.99% A	.95%	.98%	.97%	.97%	.99%
Expenses net of all reductions	.98% A	.95%	.97%	.91%	.95%	.96%
Net investment income (loss)	.54% A	.21%	.43%	.29%	(.15)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,904	$ 216,166	$ 215,401	$ 191,845	$ 206,828	$ 166,160
Portfolio turnover rate G	138% A	197%	183%	109%	41%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 13.43	$ 14.00	$ 13.59
Income from Investment Operations
Net investment income (loss) E	.03	.05	.07	.02
Net realized and unrealized gain (loss)	(1.73)	.70	1.89	.39
Total from investment operations	(1.70)	.75	1.96	.41
Distributions from net investment income	-	(.13)	(.09)	-
Distributions from net realized gain	(2.13)	(1.52)	(2.44)	-
Total distributions	(2.13)	(1.65)	(2.53)	-
Net asset value, end of period	$ 8.70	$ 12.53	$ 13.43	$ 14.00
Total Return B,C,D	(14.60)%	5.53%	16.18%	3.02%
Ratios to Average Net Assets F,I
Expenses before reductions	.83% A	.82%	.86%	.93%A
Expenses net of fee waivers, if any	.83% A	.82%	.86%	.93%A
Expenses net of all reductions	.83% A	.81%	.85%	.87%A
Net investment income (loss)	.69% A	.35%	.55%	.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,606	$ 70,472	$ 38,485	$ 8,360
Portfolio turnover rate G	138% A	197%	183%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III, (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income, is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,273,024
Unrealized depreciation	(85,366,889)
Net unrealized appreciation (depreciation)	$ (57,093,865)
Cost for federal income tax purposes	$ 442,711,302

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $279,700,692 and $335,770,624, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 25,590
Service Class 2	224,537
$ 250,127

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 38,367
Service Class	16,958
Service Class 2	62,113
Investor Class	49,692
$ 167,130

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,395 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,489,333	3.94%	$ 5,899

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $448 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,686 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 36% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 45% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $34,851 which is recorded in the accompanying Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 1,475,982
Service Class	-	607,003
Service Class 2	-	1,359,432
Investor Class	-	560,255
Total	$ -	$ 4,002,672
From net realized gain
Initial Class	$ 20,733,448	$ 14,555,892
Service Class	10,035,783	7,723,761
Service Class 2	33,658,172	24,139,305
Investor Class	11,522,121	5,010,261
Total	$ 75,949,524	$ 51,429,219

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	521,880	3,815,358	$ 5,230,869	$ 51,361,909
Reinvestment of distributions	2,234,208	1,262,666	20,733,448	16,031,874
Shares redeemed	(2,175,229)	(4,258,914)	(22,143,366)	(56,176,916)
Net increase (decrease)	580,859	819,110	$ 3,820,951	$ 11,216,867
Service Class
Shares sold	288,718	2,713,767	$ 3,049,813	$ 36,025,323
Reinvestment of distributions	1,084,949	658,157	10,035,783	8,330,764
Shares redeemed	(1,516,752)	(3,253,070)	(15,011,613)	(42,726,498)
Net increase (decrease)	(143,085)	118,854	$ (1,926,017)	$ 1,629,589
Service Class 2
Shares sold	972,276	7,239,999	$ 9,505,616	$ 97,412,984
Reinvestment of distributions	3,611,392	2,003,259	33,658,172	25,498,737
Shares redeemed	(3,480,823)	(8,086,362)	(35,513,450)	(107,376,565)
Net increase (decrease)	1,102,845	1,156,896	$ 7,650,338	$ 15,535,156
Investor Class
Shares sold	569,595	4,613,091	$ 5,627,246	$ 61,953,790
Reinvestment of distributions	1,246,983	440,495	11,522,121	5,570,516
Shares redeemed	(935,472)	(2,295,058)	(9,389,441)	(29,960,382)
Net increase (decrease)	881,106	2,758,528	$ 7,759,926	$ 37,563,924

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	480,138,920.96	96.024
Withheld	19,882,478.12	3.976
TOTAL	500,021,399.08	100.000
Dennis J. Dirks
Affirmative	480,832,679.07	96.162
Withheld	19,188,720.01	3.838
TOTAL	500,021,399.08	100.000
Edward C. Johnson 3d
Affirmative	479,672,501.64	95.930
Withheld	20,348,897.44	4.070
TOTAL	500,021,399.08	100.000
Alan J. Lacy
Affirmative	480,855,085.66	96.167
Withheld	19,166,313.42	3.833
TOTAL	500,021,399.08	100.000
Ned C. Lautenbach
Affirmative	480,466,203.36	96.089
Withheld	19,555,195.72	3.911
TOTAL	500,021,399.08	100.000
Joseph Mauriello
Affirmative	480,901,405.05	96.176
Withheld	19,119,994.03	3.824
TOTAL	500,021,399.08	100.000
Cornelia M. Small
Affirmative	480,874,313.41	96.171
Withheld	19,147,085.67	3.829
TOTAL	500,021,399.08	100.000
William S. Stavropoulos
Affirmative	479,991,012.37	95.994
Withheld	20,030,386.71	4.006
TOTAL	500,021,399.08	100.000
David M. Thomas
Affirmative	480,965,859.46	96.189
Withheld	19,055,539.62	3.811
TOTAL	500,021,399.08	100.000
Michael E. Wiley
Affirmative	480,787,761.45	96.153
Withheld	19,233,637.63	3.847
TOTAL	500,021,399.08	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	414,160,662.88	82.829
Against	56,091,624.37	11.217
Abstain	29,769,111.83	5.954
TOTAL	500,021,399.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPVS-SANN-0808
1.774744.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2008